UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Income Funds
Semiannual Report
February 29, 2024

Georgia    •      Maryland    •    Missouri    •    North Carolina    •    Oregon
South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2024
Eaton Vance
Municipal Income Funds

Eaton Vance
Georgia Municipal Income Fund
February 29, 2024
Performance

Portfolio Manager(s) Trevor G. Smith and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	4.05%	4.92%	1.42%	2.33%
Class A with 3.25% Maximum Sales Charge	—	—	0.63	1.49	0.76	2.00
Class C at NAV	04/25/2006	12/23/1991	3.74	4.25	0.66	1.72
Class C with 1% Maximum Deferred Sales Charge	—	—	2.74	3.25	0.66	1.72
Class I at NAV	03/03/2008	12/23/1991	4.28	5.26	1.62	2.55

Bloomberg Municipal Bond Index	—	—	4.33%	5.42%	1.91%	2.67%
Bloomberg Georgia Municipal Bond Index	—	—	4.25	5.42	1.72	2.38
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.69%	1.44%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.14%	2.39%	3.34%
Taxable-Equivalent Distribution Rate	5.88	4.47	6.25
SEC 30-day Yield	2.80	2.15	3.09
Taxable-Equivalent SEC 30-day Yield	5.24	4.01	5.78
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Georgia Municipal Income Fund
February 29, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Maryland Municipal Income Fund
February 29, 2024
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	4.46%	5.75%	1.48%	2.05%
Class A with 3.25% Maximum Sales Charge	—	—	1.10	2.36	0.82	1.71
Class C at NAV	05/02/2006	02/03/1992	4.06	4.96	0.72	1.43
Class C with 1% Maximum Deferred Sales Charge	—	—	3.06	3.96	0.72	1.43
Class I at NAV	03/03/2008	02/03/1992	4.68	5.95	1.68	2.25

Bloomberg Municipal Bond Index	—	—	4.33%	5.42%	1.91%	2.67%
Bloomberg Maryland Municipal Bond Index	—	—	3.75	4.42	1.44	2.11
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.51%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.18%	2.43%	3.38%
Taxable-Equivalent Distribution Rate	5.95	4.54	6.32
SEC 30-day Yield	2.93	2.28	3.22
Taxable-Equivalent SEC 30-day Yield	5.47	4.26	6.03
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Maryland Municipal Income Fund
February 29, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Missouri Municipal Income Fund
February 29, 2024
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Paul Metheny, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	3.82%	4.82%	1.36%	2.40%
Class A with 3.25% Maximum Sales Charge	—	—	0.41	1.40	0.70	2.07
Class C at NAV	02/16/2006	05/01/1992	3.44	4.11	0.60	1.79
Class C with 1% Maximum Deferred Sales Charge	—	—	2.44	3.11	0.60	1.79
Class I at NAV	08/03/2010	05/01/1992	4.04	5.15	1.58	2.62

Bloomberg Municipal Bond Index	—	—	4.33%	5.42%	1.91%	2.67%
Bloomberg Missouri Municipal Bond Index	—	—	3.98	5.25	1.89	2.64
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.51%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.55%	2.80%	3.75%
Taxable-Equivalent Distribution Rate	6.54	5.16	6.91
SEC 30-day Yield	3.00	2.35	3.30
Taxable-Equivalent SEC 30-day Yield	5.53	4.33	6.08
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Missouri Municipal Income Fund
February 29, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
North Carolina Municipal Income Fund
February 29, 2024
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	4.11%	4.55%	1.37%	2.26%
Class A with 3.25% Maximum Sales Charge	—	—	0.69	1.15	0.69	1.93
Class C at NAV	05/02/2006	10/23/1991	3.65	3.76	0.61	1.67
Class C with 1% Maximum Deferred Sales Charge	—	—	2.65	2.76	0.61	1.67
Class I at NAV	03/03/2008	10/23/1991	4.08	4.75	1.55	2.47

Bloomberg Municipal Bond Index	—	—	4.33%	5.42%	1.91%	2.67%
Bloomberg North Carolina Municipal Bond Index	—	—	4.00	4.40	1.42	2.15
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.68%	1.43%	0.48%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.18%	2.43%	3.38%
Taxable-Equivalent Distribution Rate	5.84	4.46	6.21
SEC 30-day Yield	2.76	2.11	3.05
Taxable-Equivalent SEC 30-day Yield	5.07	3.87	5.60
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
North Carolina Municipal Income Fund
February 29, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Oregon Municipal Income Fund
February 29, 2024
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	4.17%	4.63%	1.37%	2.56%
Class A with 3.25% Maximum Sales Charge	—	—	0.83	1.18	0.70	2.23
Class C at NAV	03/02/2006	12/24/1991	3.69	3.86	0.63	1.94
Class C with 1% Maximum Deferred Sales Charge	—	—	2.69	2.86	0.63	1.94
Class I at NAV	08/03/2010	12/24/1991	4.15	4.84	1.57	2.75

Bloomberg Municipal Bond Index	—	—	4.33%	5.42%	1.91%	2.67%
Bloomberg Oregon Municipal Bond Index	—	—	4.37	4.82	1.65	2.54
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.73%	1.48%	0.53%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.44%	2.69%	3.64%
Taxable-Equivalent Distribution Rate	6.98	5.46	7.39
SEC 30-day Yield	2.76	2.11	3.05
Taxable-Equivalent SEC 30-day Yield	5.60	4.28	6.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Oregon Municipal Income Fund
February 29, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
South Carolina Municipal Income Fund
February 29, 2024
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and William J. Delahunty Jr., CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	3.47%	4.28%	1.29%	2.43%
Class A with 3.25% Maximum Sales Charge	—	—	0.07	0.87	0.61	2.10
Class C at NAV	01/12/2006	10/02/1992	3.09	3.54	0.55	1.82
Class C with 1% Maximum Deferred Sales Charge	—	—	2.09	2.54	0.55	1.82
Class I at NAV	03/03/2008	10/02/1992	3.69	4.61	1.49	2.64

Bloomberg Municipal Bond Index	—	—	4.33%	5.42%	1.91%	2.67%
Bloomberg South Carolina Municipal Bond Index	—	—	4.27	5.23	2.04	2.81
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.73%	1.48%	0.53%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.49%	2.74%	3.69%
Taxable-Equivalent Distribution Rate	6.61	5.19	6.99
SEC 30-day Yield	2.95	2.30	3.24
Taxable-Equivalent SEC 30-day Yield	5.58	4.35	6.14
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
South Carolina Municipal Income Fund
February 29, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Virginia Municipal Income Fund
February 29, 2024
Performance

Portfolio Manager(s) Trevor G. Smith and Carl A. Thompson, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	3.84%	4.33%	1.06%	1.94%
Class A with 3.25% Maximum Sales Charge	—	—	0.42	0.93	0.39	1.60
Class C at NAV	02/08/2006	07/26/1991	3.50	3.70	0.33	1.34
Class C with 1% Maximum Deferred Sales Charge	—	—	2.50	2.70	0.33	1.34
Class I at NAV	03/03/2008	07/26/1991	4.08	4.69	1.26	2.15

Bloomberg Municipal Bond Index	—	—	4.33%	5.42%	1.91%	2.67%
Bloomberg Virginia Municipal Bond Index	—	—	4.42	5.29	1.64	2.37
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.75%	1.51%	0.55%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	3.43%	2.68%	3.63%
Taxable-Equivalent Distribution Rate	6.42	5.02	6.79
SEC 30-day Yield	2.86	2.21	3.15
Taxable-Equivalent SEC 30-day Yield	5.35	4.13	5.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Virginia Municipal Income Fund
February 29, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Eaton Vance
Municipal Income Funds
February 29, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profiles subject to change due to active management.

Eaton Vance
Municipal Income Funds
February 29, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,040.50	$3.60	0.71%
Class C	$1,000.00	$1,037.40	$7.40	1.46%
Class I	$1,000.00	$1,042.80	$2.59	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.33	$3.57	0.71%
Class C	$1,000.00	$1,017.60	$7.32	1.46%
Class I	$1,000.00	$1,022.33	$2.56	0.51%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.

Eaton Vance
Municipal Income Funds
February 29, 2024
Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,044.60	$3.76	0.74%
Class C	$1,000.00	$1,040.60	$7.56	1.49%
Class I	$1,000.00	$1,046.80	$2.75	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.18	$3.72	0.74%
Class C	$1,000.00	$1,017.45	$7.47	1.49%
Class I	$1,000.00	$1,022.18	$2.72	0.54%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,038.20	$3.60	0.71%
Class C	$1,000.00	$1,034.40	$7.38	1.46%
Class I	$1,000.00	$1,040.40	$2.59	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.33	$3.57	0.71%
Class C	$1,000.00	$1,017.60	$7.32	1.46%
Class I	$1,000.00	$1,022.33	$2.56	0.51%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.

Eaton Vance
Municipal Income Funds
February 29, 2024
Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,041.10	$3.60	0.71%
Class C	$1,000.00	$1,036.50	$7.39	1.46%
Class I	$1,000.00	$1,040.80	$2.59	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.33	$3.57	0.71%
Class C	$1,000.00	$1,017.60	$7.32	1.46%
Class I	$1,000.00	$1,022.33	$2.56	0.51%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,041.70	$3.71	0.73%
Class C	$1,000.00	$1,036.90	$7.50	1.48%
Class I	$1,000.00	$1,041.50	$2.69	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.23	$3.67	0.73%
Class C	$1,000.00	$1,017.50	$7.42	1.48%
Class I	$1,000.00	$1,022.23	$2.66	0.53%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.

Eaton Vance
Municipal Income Funds
February 29, 2024
Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,034.70	$3.74	0.74%
Class C	$1,000.00	$1,030.90	$7.52	1.49%
Class I	$1,000.00	$1,036.90	$2.73	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.18	$3.72	0.74%
Class C	$1,000.00	$1,017.45	$7.47	1.49%
Class I	$1,000.00	$1,022.18	$2.72	0.54%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.
Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/23)	Ending Account Value (2/29/24)	Expenses Paid During Period* (9/1/23 – 2/29/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,038.40	$3.80	0.75%
Class C	$1,000.00	$1,035.00	$7.59	1.50%
Class I	$1,000.00	$1,040.80	$2.79	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.13	$3.77	0.75%
Class C	$1,000.00	$1,017.40	$7.52	1.50%
Class I	$1,000.00	$1,022.13	$2.77	0.55%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2023.

Eaton Vance
Georgia Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.2%
Security	Principal Amount (000's omitted)	Value
Education — 11.4%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,023,980
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	465,005
5.00%, 6/15/37	520	564,871
5.00%, 6/15/49	625	681,694
Georgia Private Colleges and Universities Authority, (Agnes Scott College), 4.00%, 6/1/34	400	412,360
Georgia Private Colleges and Universities Authority, (Emory University):
3.62%, 9/1/52(1)	1,000	1,000,000
4.00%, 9/1/40	2,000	2,054,360
5.00%, 10/1/38	1,000	1,036,030
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/47	1,000	976,050
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	2,000	1,964,420
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), 4.00%, 6/15/36	250	258,363
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), 5.00%, 4/1/41	2,390	2,695,107
		$ 13,132,240
Electric Utilities — 4.9%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,220	$ 1,206,556
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/34	500	517,075
4.00%, 3/1/36	475	488,048
4.00%, 3/1/37	1,000	1,020,510
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,557,630
Monroe County Development Authority, GA, (Georgia Power Co.), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	910,410
		$ 5,700,229
Escrowed/Prerefunded — 1.2%
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), Prerefunded to 7/1/26, 5.00%, 7/1/39	$850	$ 890,596
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	460	501,818
		$ 1,392,414
Security	Principal Amount (000's omitted)	Value
General Obligations — 16.5%
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	$1,000	$ 1,170,850
Bleckley County School District, GA, 5.00%, 10/1/42	1,500	1,643,865
Bryan County School District, GA:
4.00%, 8/1/33	500	507,915
4.00%, 8/1/34	435	441,677
Cherokee County School System, GA, 5.00%, 2/1/29	1,000	1,016,780
Dalton, GA, 5.00%, 2/1/48	2,000	2,104,540
Georgia, 4.00%, 7/1/36	1,000	1,041,040
Greene County School District, GA:
4.00%, 6/1/48	1,610	1,596,412
5.00%, 6/1/43	750	842,790
Gwinnett County School District, GA, 4.00%, 2/1/33	2,000	2,020,320
Hall County School District, GA, 5.00%, 2/1/37	1,000	1,154,650
Jeff Davis County School District, GA:
5.00%, 6/1/27	125	134,033
5.00%, 6/1/28	325	355,547
5.00%, 6/1/37	250	293,927
5.00%, 6/1/38	150	174,114
Puerto Rico:
0.00%, 7/1/33	750	483,405
5.625%, 7/1/29	1,500	1,626,990
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,081,393
Walton County Public Facilities Authority, GA:
5.00%, 8/1/38	725	842,138
5.00%, 8/1/43	500	564,965
		$ 19,097,351
Hospital — 11.9%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta):
4.00%, 7/1/44	$1,500	$ 1,482,105
4.00%, 7/1/49	1,500	1,455,375
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	446,255
5.00%, 7/1/29	500	525,195
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	1,865	1,899,092
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,554,405
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,297,613

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	$1,000	$ 1,037,360
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	245,820
4.00%, 8/1/38	500	489,545
5.00%, 8/1/28	650	658,671
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,250	1,344,475
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,300	1,348,048
		$ 13,783,959
Housing — 1.4%
Georgia Housing and Finance Authority, 2.40%, 12/1/41	$2,125	$ 1,628,324
		$ 1,628,324
Industrial Development Revenue — 6.2%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,156,320
Burke County Development Authority, GA, (Georgia Power Co.):
2.20%, 10/1/32	750	624,030
4.00%, 7/1/49(2)	1,000	1,000,000
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	969,080
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	482,355
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	2,000	1,927,740
		$ 7,159,525
Insured - Electric Utilities — 4.5%
Georgia Municipal Electric Authority, (AGM), 5.00%, 7/1/37	$1,470	$ 1,638,756
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AGM), 5.00%, 7/1/48	500	530,930
(AGM), 5.00%, 7/1/55	1,000	1,039,350
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	620,622
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	970,112
(NPFG), 5.25%, 7/1/34	420	417,324
		$ 5,217,094
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.0%
Coweta County, GA, Water and Sewerage Authority, (AGM), Escrowed to Maturity, 5.00%, 6/1/26	$1,135	$ 1,188,186
		$ 1,188,186
Insured - Hospital — 0.9%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$1,000	$ 1,078,790
		$ 1,078,790
Insured - Lease Revenue/Certificates of Participation — 1.3%
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,428	$ 1,472,582
		$ 1,472,582
Insured - Water and Sewer — 1.9%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	$1,590	$ 1,680,344
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	509,750
		$ 2,190,094
Lease Revenue/Certificates of Participation — 1.4%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$ 1,067,900
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	529,630
		$ 1,597,530
Other Revenue — 3.2%
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	$455	$ 478,378
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,105,980
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,055,120
		$ 3,639,478
Senior Living/Life Care — 1.2%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 4.00%, 4/1/30(3)	$970	$ 921,636
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	517,290
		$ 1,438,926
Special Tax Revenue — 5.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 201,596

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$ 769,350
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
5.00%, 7/1/43	1,000	1,030,310
Prerefunded to 7/1/25, 5.00%, 7/1/42	1,000	1,024,940
Green Bonds, 5.00%, 7/1/39	1,000	1,157,820
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,014,980
		$ 6,198,996
Transportation — 9.0%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	$3,750	$ 3,827,400
(AMT), 4.00%, 7/1/39	600	599,100
(AMT), 4.00%, 7/1/40	3,000	2,993,160
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,990,850
		$ 10,410,510
Water and Sewer — 13.9%
Atlanta, GA, Water and Wastewater Revenue:
4.00%, 11/1/36	$1,000	$ 1,016,180
5.00%, 11/1/39	1,500	1,582,215
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,221,375
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	387,518
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	2,000	2,331,220
5.00%, 10/1/45	2,650	2,928,647
Fulton County, GA, Water and Sewerage Revenue, 5.00%, 1/1/33	1,500	1,501,350
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,841,987
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,015,210
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	1,000	1,086,760
5.25%, 2/1/47	1,000	1,125,710
		$ 16,038,172
Total Tax-Exempt Municipal Obligations (identified cost $111,459,918)		$112,364,400

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.5%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,765,190
Total Taxable Municipal Obligations (identified cost $1,717,189)		$ 1,765,190
Total Investments — 98.7% (identified cost $113,177,107)		$114,129,590
Other Assets, Less Liabilities — 1.3%		$ 1,517,444
Net Assets — 100.0%		$115,647,034
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $3,050,972 or 2.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 6.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.7%
Maryland Community Development Administration, (Local Government Infrastructure):
4.00%, 6/1/40	$1,000	$ 1,022,760
5.00%, 6/1/43	1,000	1,107,840
		$ 2,130,600
Education — 9.6%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$1,000	$ 1,050,770
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 3.30%, 4/1/35(1)	3,000	3,000,000
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	495	524,591
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	979,130
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,094,665
University System of Maryland, 4.00%, 4/1/34	1,000	1,025,600
		$ 7,674,756
Escrowed/Prerefunded — 0.7%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 551,390
		$ 551,390
General Obligations — 19.1%
Anne Arundel County, MD, 5.00%, 10/1/36	$1,000	$ 1,072,470
Baltimore County, MD, (Metropolitan District 83rd Issue), 4.00%, 3/1/40	1,950	2,010,138
Caroline County, MD, 3.00%, 1/15/37	1,335	1,246,489
Cecil County, MD, 4.50%, 8/1/53	1,000	1,038,440
Charles County, MD:
4.25%, 10/1/47	860	887,443
5.00%, 10/1/25	1,000	1,032,720
Montgomery County, MD, 4.00%, 8/1/40	1,500	1,548,645
Prince George's County, MD, 5.00%, 7/1/26	1,000	1,051,450
Puerto Rico:
0.00%, 7/1/33	750	483,405
5.625%, 7/1/29	1,000	1,084,660
Talbot County, MD, 5.00%, 1/1/37	1,380	1,592,506
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington Suburban Sanitary District, MD, 5.00%, 6/1/40	$1,000	$ 1,155,200
Worcester County, MD, 4.00%, 8/1/33	1,000	1,056,240
		$ 15,259,806
Hospital — 9.8%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$ 1,041,550
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.00%, 7/1/48	1,000	1,045,840
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	1,000	1,006,210
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	500	465,610
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), Prerefunded to 7/1/24, 5.00%, 7/1/45	1,000	1,003,750
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,027,770
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	305,805
Montgomery County, MD, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,020,560
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	953,060
		$ 7,870,155
Housing — 12.5%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,051,870
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	834,920
Social Bonds, 1.65%, 9/1/29	830	728,682
Social Bonds, 1.80%, 9/1/30	630	552,044
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,000	995,900
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	1,000	1,031,980
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	960	1,025,703
Sustainability Bonds, 4.35%, 7/1/43	1,000	991,790
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	282,016
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	548,260

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	$1,000	$ 1,000,110
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	200	181,934
2.00%, 1/1/32	200	177,400
2.05%, 7/1/32	200	173,916
2.10%, 1/1/33	220	190,612
2.125%, 7/1/33	220	189,578
		$ 9,956,715
Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$200	$ 198,536
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	750	770,978
		$ 969,514
Insured - Escrowed/Prerefunded — 2.2%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$1,705	$ 1,764,044
		$ 1,764,044
Insured - Hospital — 4.4%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$ 3,485,091
		$ 3,485,091
Lease Revenue/Certificates of Participation — 5.4%
Maryland Stadium Authority, 5.00%, 5/1/47	$2,250	$ 2,347,560
Maryland Stadium Authority, Built to Learn Revenue:
4.00%, 6/1/47	1,000	989,500
4.00%, 6/1/52	1,000	967,020
		$ 4,304,080
Senior Living/Life Care — 5.4%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 927,000
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/39	1,000	980,990
4.00%, 1/1/40	105	102,125
Howard County, MD, (Vantage House), 5.00%, 4/1/26	810	799,632
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	$500	$ 502,820
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	972,920
		$ 4,285,487
Special Tax Revenue — 7.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 201,596
Baltimore, MD, (Harbor Point), 3.625%, 6/1/46(2)	1,000	839,530
Maryland Department of Transportation, 5.00%, 10/1/24	2,000	2,021,740
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,098,164
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	1,000	1,000,120
Sustainability Bonds, 5.25%, 7/15/53	1,000	1,107,060
		$ 6,268,210
Transportation — 9.4%
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	$250	$ 256,010
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	526,500
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,007,480
Maryland Transportation Authority:
5.00%, 7/1/51	1,500	1,620,090
(AMT), 4.00%, 6/1/35	1,000	996,110
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,081,060
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,065,520
		$ 7,552,770
Water and Sewer — 2.5%
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 3.73%, 6/1/24(3)	$2,000	$ 2,000,000
		$ 2,000,000
Total Tax-Exempt Municipal Obligations (identified cost $74,540,990)		$ 74,072,618

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(4)	$500	$ 517,000
		$ 517,000
Hospital — 2.1%
Maryland Health and Higher Educational Facilities Authority, (Adventist HealthCare), 1.812%, 1/1/25	$1,000	$ 966,440
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	1,000	749,500
		$ 1,715,940
Housing — 2.2%
Maryland Community Development Administration:
(SPA: TD Bank, N.A.), 5.35%, 9/1/33(1)	$695	$ 695,000
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 5.35%, 7/1/45(1)	345	345,000
Montgomery County Housing Opportunities Commission, MD, (LOC: PNC Bank, N.A.), 5.38%, 7/1/39(1)	715	715,000
		$ 1,755,000
Transportation — 0.6%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage):
2.553%, 8/1/26	$275	$ 259,947
2.593%, 8/1/27	260	241,493
		$ 501,440
Total Taxable Municipal Obligations (identified cost $4,801,528)		$ 4,489,380

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$452	$ 443,516
Total Trust Units (identified cost $447,393)		$ 443,516
Total Investments — 98.8% (identified cost $79,789,911)		$ 79,005,514
Other Assets, Less Liabilities — 1.2%		$ 929,857
Net Assets — 100.0%		$ 79,935,371
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $1,239,662 or 1.6% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 6.6% of total investments are backed by bond insurance of a singular financial institution or financial guaranty assurance agency.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.0%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,008,504
Total Corporate Bonds (identified cost $1,092,591)		$ 1,008,504

Tax-Exempt Municipal Obligations — 94.9%
Security	Principal Amount (000's omitted)	Value
Education — 6.3%
Curators of the University of Missouri, 4.00%, 11/1/33	$2,000	$ 1,996,320
Missouri Health and Educational Facilities Authority, (Saint Louis University):
(LOC: Barclays Bank PLC), 3.65%, 10/1/35(1)	1,150	1,150,000
(SPA: U.S. Bank, N.A.), 3.55%, 7/1/32(1)	740	740,000
Missouri Health and Educational Facilities Authority, (Washington University):
(SPA: U.S. Bank, N.A.), 3.45%, 2/15/33(1)	1,745	1,745,000
(SPA: U.S. Bank, N.A.), 3.45%, 3/1/40(1)	500	500,000
		$ 6,131,320
Electric Utilities — 8.2%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,033,300
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	663,139
Green Bonds, 5.25%, 12/1/40	500	548,415
Missouri Joint Municipal Electric Utility Commission, (Plum Point Project), 5.00%, 1/1/32	2,235	2,254,579
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,524,885
Springfield, MO, Public Utility Revenue, 3.60%, 8/1/29	2,000	2,009,140
		$ 8,033,458
General Obligations — 23.0%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$500	$ 538,915
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,459,036
Fort Osage R-1 School District, MO:
5.00%, 3/1/39	1,000	1,125,230
5.00%, 3/1/40	1,000	1,116,990
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Greene County Reorganized School District No. 3, MO, 4.00%, 3/1/43	$1,000	$ 1,008,560
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,884,794
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,925,480
Kansas City, MO, 3.125%, 2/1/39	1,000	915,140
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	887,690
Nevada R-V School District, MO, 5.00%, 3/1/38	900	926,793
North Kansas City School District No. 74, MO, 5.25%, 3/1/37	2,000	2,338,380
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,293,168
Puerto Rico:
5.625%, 7/1/29	250	271,165
5.75%, 7/1/31	750	837,622
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,082,900
Springfield R-XII School District, MO, 5.00%, 3/1/40	1,000	1,117,870
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,435	1,452,823
University City School District, MO:
0.00%, 2/15/32	1,000	772,390
0.00%, 2/15/33	1,000	745,830
Wentzville R-IV School District, MO, 0.00%, 3/1/27	805	722,898
		$ 22,423,674
Hospital — 19.5%
Cape Girardeau County Industrial Development Authority, MO, (St. Francis Medical Center), 5.00%, 6/1/39	$1,000	$ 1,018,870
Joplin Industrial Development Authority, MO, (Freeman Health System), 5.00%, 2/15/29	1,105	1,105,641
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	952,010
5.00%, 1/1/44	2,175	2,176,044
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/34	1,500	1,510,755
4.00%, 5/15/48	2,250	2,158,200
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	2,002,805
5.00%, 11/15/37	1,125	1,201,658
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,347,375
5.00%, 11/15/47	1,000	1,025,530
5.50%, 12/1/48	1,200	1,349,088

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	$2,000	$ 2,137,380
		$ 18,985,356
Housing — 6.4%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 678,643
3.00%, 11/1/39	605	537,760
3.00%, 11/1/44	1,095	886,370
3.30%, 12/1/47	389	360,664
3.40%, 11/1/46	1,001	941,013
3.75%, 11/1/43	485	456,763
4.15%, 11/1/38	385	385,281
4.45%, 11/1/44(2)	500	504,575
4.60%, 11/1/49(2)	500	500,390
St. Louis County Industrial Development Authority, MO, (Bentwood Townhomes), Social Bonds, (FNMA), 4.91%, 1/1/42	1,000	1,035,000
		$ 6,286,459
Industrial Development Revenue — 1.8%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,708,260
		$ 1,708,260
Insured - Electric Utilities — 1.2%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 940,415
(NPFG), 5.25%, 7/1/34	215	213,630
		$ 1,154,045
Insured - General Obligations — 1.2%
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	$1,000	$ 1,010,330
Wright City R-II School District, MO, (AGM), 6.00%, 3/1/29	150	172,413
		$ 1,182,743
Insured - Lease Revenue/Certificates of Participation — 3.8%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,024,567
(AMBAC), 0.00%, 4/15/30	2,105	1,722,100
		$ 3,746,667
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 2.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,598,719
		$ 2,598,719
Insured - Transportation — 3.1%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,880,720
St. Louis, MO, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,160,360
		$ 3,041,080
Lease Revenue/Certificates of Participation — 1.0%
Missouri-Illinois Metropolitan District Bi-State Development Agency, 4.00%, 10/1/48	$1,000	$ 974,190
		$ 974,190
Senior Living/Life Care — 3.1%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 479,960
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/42	1,340	1,313,535
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	499,510
5.00%, 9/1/38	250	247,963
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	481,050
		$ 3,022,018
Special Tax Revenue — 1.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 201,596
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,365,149
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	22,714
		$ 1,589,459
Transportation — 5.0%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,275,978
(AMT), 5.00%, 3/1/46	1,000	1,023,480

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
St. Louis, MO, (Lambert International Airport):
5.00%, 7/1/40	$740	$ 824,582
5.00%, 7/1/41	1,555	1,723,966
		$ 4,848,006
Water and Sewer — 7.0%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$2,000	$ 1,985,020
Kansas City, MO, Water Revenue, 5.00%, 12/1/48	2,500	2,760,500
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/47	2,000	2,074,060
		$ 6,819,580
Total Tax-Exempt Municipal Obligations (identified cost $90,676,311)		$ 92,545,034

Taxable Municipal Obligations — 2.6%
Security	Principal Amount (000's omitted)	Value
Education — 2.2%
Curators of the University of Missouri, 5.96%, 11/1/39(4)	$2,000	$ 2,125,320
		$ 2,125,320
Insured - General Obligations — 0.4%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 372,007
		$ 372,007
Total Taxable Municipal Obligations (identified cost $2,448,110)		$ 2,497,327

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$324	$ 318,522
Total Trust Units (identified cost $326,839)		$ 318,522
Total Investments — 98.8% (identified cost $94,543,851)		$ 96,369,387
Other Assets, Less Liabilities — 1.2%		$ 1,157,683
Net Assets — 100.0%		$ 97,527,070
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $201,596 or 0.2% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 5.9% of total investments.

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.3%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$610	$ 600,850
Total Corporate Bonds (identified cost $643,001)		$ 600,850

Tax-Exempt Municipal Obligations — 94.2%
Security	Principal Amount (000's omitted)	Value
Education — 15.9%
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	$2,800	$ 3,054,660
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	2,765	2,794,254
5.00%, 7/1/42	2,000	2,056,160
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/43	2,000	2,098,820
North Carolina Educational Facilities Finance Agency, (Duke University), 3.10%, 6/1/27(1)	5,535	5,535,000
University of North Carolina at Chapel Hill, 4.208%, (67% of SOFR + 0.65%), 12/1/41(2)	2,700	2,702,376
University of North Carolina at Charlotte:
4.00%, 10/1/34	770	786,393
5.00%, 10/1/47	8,000	8,362,400
University of North Carolina at Greensboro:
4.00%, 4/1/35	1,000	1,024,460
5.00%, 4/1/26	660	660,620
Western Carolina University, NC:
4.00%, 4/1/50	1,000	974,860
5.00%, 10/1/36	1,000	1,072,470
		$ 31,122,473
Electric Utilities — 5.8%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$2,400	$ 2,523,432
5.00%, 3/1/46	2,750	3,054,700
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,750	5,103,733
5.00%, 12/1/46	525	580,928
		$ 11,262,793
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 3.0%
Buncombe County, NC:
Prerefunded to 6/1/24, 5.00%, 6/1/29	$750	$ 752,940
Prerefunded to 6/1/24, 5.00%, 6/1/31	1,000	1,003,920
New Hanover County, NC, (New Hanover Regional Medical Center):
Prerefunded to 10/1/27, 5.00%, 10/1/30	250	268,235
Prerefunded to 10/1/27, 5.00%, 10/1/36	1,000	1,072,940
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/25, 5.00%, 6/1/31	2,000	2,047,580
Winston-Salem, NC, Prerefunded to 6/1/24, 5.00%, 6/1/27	750	753,128
		$ 5,898,743
General Obligations — 10.0%
Brunswick County, NC, 4.00%, 8/1/37	$1,605	$ 1,727,959
Concord, NC, 4.00%, 9/1/41	1,600	1,658,080
Durham County, NC, 4.00%, 6/1/33	1,785	1,888,012
Fuquay-Varina, NC, 5.00%, 8/1/38	1,170	1,364,243
Greensboro, NC, 5.00%, 2/1/28	1,790	1,882,686
Johnston County, NC:
4.00%, 2/1/40	1,500	1,564,080
4.00%, 2/1/41	1,500	1,551,570
Lee County, NC:
4.00%, 10/1/38	1,250	1,305,800
4.00%, 10/1/39	1,250	1,302,225
4.00%, 10/1/43	1,250	1,256,288
Puerto Rico:
5.625%, 7/1/29	1,000	1,084,660
5.75%, 7/1/31	750	837,623
Wake County, NC, 5.00%, 5/1/35	1,885	2,265,883
		$ 19,689,109
Hospital — 10.3%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
3.45% to 10/31/25 (Put Date), 1/15/48	$2,000	$ 2,002,120
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 1/15/48(3)	2,125	2,125,000
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 3.65%, 1/15/38(3)	4,000	4,000,000
Colorado Health Facilities Authority, (Children's Hospital Colorado), (LOC: TD Bank, N.A.), 3.65%, 12/1/52(3)	1,000	1,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/52	1,825	1,730,355

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	$1,000	$ 1,025,970
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/49	7,000	8,208,900
		$ 20,092,345
Housing — 4.0%
North Carolina Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	$1,215	$ 1,050,076
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	680	550,317
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,500	1,253,715
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,910	1,875,295
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,000	1,987,040
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,040,750
		$ 7,757,193
Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, NC, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	$1,400	$ 1,383,914
		$ 1,383,914
Insured - Education — 0.0%(4)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$ 35,003
		$ 35,003
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,326,496
		$ 1,326,496
Insured - Transportation — 6.0%
Greater Asheville Regional Airport Authority, NC:
(AGM), (AMT), 5.00%, 7/1/27	$1,300	$ 1,364,376
(AGM), (AMT), 5.00%, 7/1/28	1,000	1,066,380
(AGM), (AMT), 5.00%, 7/1/29	1,000	1,082,560
(AGM), (AMT), 5.25%, 7/1/48	2,500	2,701,725
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	6,500	4,387,045
(AGM), 5.00%, 1/1/39	1,200	1,246,548
		$ 11,848,634
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 4.5%
Charlotte, NC, Certificates of Participation, 4.00%, 12/1/37	$1,185	$ 1,220,988
Davidson County, NC, Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,094,681
North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,081,720
Scotland County, NC, Limited Obligation Bonds, 5.00%, 12/1/33	250	264,715
Wake County, NC, 4.00%, 3/1/37	1,925	2,029,913
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	1,000	1,139,750
		$ 8,831,767
Other Revenue — 1.3%
Durham County Industrial Facilities & Pollution Control Financing Authority, NC, (Research Triangle Institute), 5.00%, 2/1/25	$1,035	$ 1,051,488
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	1,400	1,499,190
		$ 2,550,678
Senior Living/Life Care — 3.5%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$ 2,063,960
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/47	1,000	803,500
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,100	959,838
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	1,125	961,864
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	517,180
5.00%, 1/1/38	1,000	1,021,200
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54(5)	500	521,795
		$ 6,849,337
Solid Waste — 0.5%
Mecklenburg County, NC, Special Obligation, 5.00%, 1/1/26	$1,000	$ 1,001,190
		$ 1,001,190
Special Tax Revenue — 2.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(6)	$200	$ 201,596

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 3.78%, 11/1/44(3)	$2,500	$ 2,500,000
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	3,052,695
		$ 5,754,291
Student Loan — 1.0%
North Carolina State Education Assistance Authority, (AMT), 5.00%, 6/1/43	$2,000	$ 2,044,780
		$ 2,044,780
Transportation — 11.7%
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/47	$5,000	$ 5,196,600
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,500	2,482,475
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	2,613,150
North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/33	4,000	4,425,960
Raleigh-Durham Airport Authority, NC:
(LOC: TD Bank, N.A.), 3.26%, 5/1/36(1)	2,000	2,000,000
(AMT), 5.00%, 5/1/28	1,510	1,583,718
(AMT), 5.00%, 5/1/35	2,250	2,454,210
(AMT), 5.00%, 5/1/36	2,000	2,077,980
		$ 22,834,093
Water and Sewer — 12.4%
Brunswick County, NC, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$ 765,007
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	540	543,008
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue, 4.00%, 8/1/44	3,500	3,513,965
Charlotte, NC, Water & Sewer System Revenue, 4.00%, 7/1/37	6,500	6,720,415
Durham, NC, Utility System Revenue, 4.00%, 8/1/35	1,300	1,324,271
Greensboro, NC, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,096,567
Onslow Water and Sewer Authority, NC, 5.00%, 12/1/48	1,250	1,381,325
Raleigh, NC, Combined Enterprise System Revenue:
4.00%, 12/1/33	3,000	3,034,380
5.00%, 9/1/36	750	896,910
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Winston-Salem, NC, Water & Sewer System Revenue, 4.00%, 6/1/37	$5,000	$ 5,059,200
		$ 24,335,048
Total Tax-Exempt Municipal Obligations (identified cost $180,585,032)		$184,617,887

Taxable Municipal Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Duke University, NC, 5.85%, 4/1/37	$1,225	$ 1,315,295
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	1,000	883,380
		$ 2,198,675
Lease Revenue/Certificates of Participation — 0.3%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 408,670
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	169,762
		$ 578,432
Total Taxable Municipal Obligations (identified cost $2,878,788)		$ 2,777,107

Trust Units — 0.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.2%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$361	$ 354,809
Total Trust Units (identified cost $364,074)		$ 354,809
Total Investments — 96.1% (identified cost $184,470,895)		$188,350,653
Other Assets, Less Liabilities — 3.9%		$ 7,654,243
Net Assets — 100.0%		$196,004,896

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(2)	Floating rate security. The stated interest rate represents the rate in effect at February 29, 2024.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(4)	Amount is less than 0.05%.
(5)	When-issued security.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $201,596 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.6%
Security	Principal Amount (000's omitted)	Value
Education — 8.5%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 576,935
4.00%, 5/1/40	810	744,641
5.00%, 5/1/30	270	273,804
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	510,835
University of Oregon:
5.00%, 4/1/48	4,000	4,156,880
5.00%, 4/1/50	2,500	2,654,525
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	890,995
4.00%, 12/1/41	3,005	2,939,311
4.00%, 12/1/51	1,175	1,065,184
		$ 13,813,110
Electric Utilities — 1.9%
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	$1,040	$ 1,085,822
5.00%, 8/1/47	2,000	2,076,400
		$ 3,162,222
Escrowed/Prerefunded — 0.7%
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	$90	$ 90,743
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,004,710
		$ 1,095,453
General Obligations — 38.6%
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	$2,370	$ 2,563,724
Benton County, OR:
4.125%, 6/1/53	1,000	990,700
5.00%, 6/1/48	1,000	1,101,350
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,201,333
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,900,058
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	425,768
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,307,798
5.00%, 6/15/40	1,585	1,660,430
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	540,060
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Creswell School District No. 40, OR, Lane County: (continued)
0.00%, 6/15/43	$1,000	$ 400,160
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,125	1,277,550
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,865	1,732,100
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,111,774
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,129,060
5.00%, 6/15/37	1,605	1,690,563
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,738,989
5.00%, 6/15/42	1,500	1,593,945
Oregon:
5.00%, 8/1/42	1,615	1,696,202
5.00%, 5/1/44	6,995	7,528,019
(SPA: U.S. Bank, N.A.), 3.45%, 6/1/39(1)	3,730	3,730,000
(SPA: U.S. Bank, N.A.), 3.45%, 6/1/41(1)	700	700,000
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	6,500	6,841,835
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	375	375,596
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	870,000
0.00%, 6/15/30	700	569,156
Portland, OR, 5.00%, 4/1/41	1,220	1,361,288
Puerto Rico:
5.625%, 7/1/29	500	542,330
5.75%, 7/1/31	750	837,622
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,210	1,355,127
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,859,691
Redmond, OR:
5.00%, 6/1/28	605	607,390
5.00%, 6/1/38	1,000	1,082,640
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	845,800
0.00%, 6/15/30	1,215	996,482
St. Helens School District No. 502, OR, 5.00%, 6/15/45	5,075	5,498,103
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	808,431

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	$230	$ 149,815
0.00%, 6/15/36	435	269,552
		$ 62,890,441
Hospital — 13.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	$4,500	$ 4,736,250
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,504,650
(LOC: TD Bank, N.A.), 3.65%, 8/1/34(1)	2,885	2,885,000
(LOC: U.S. Bank, N.A.), 3.45%, 8/1/34(1)	3,375	3,375,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	275	294,830
5.00%, 10/1/40	1,750	1,833,860
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,545,658
Green Bonds, 4.00%, 7/1/41	2,605	2,637,849
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,130,050
		$ 21,943,147
Housing — 2.3%
Oregon Housing and Community Services Department:
4.60%, 7/1/43	$2,000	$ 2,038,740
(AMT), 3.45%, 1/1/33	910	851,096
(AMT), 5.15%, 7/1/42	870	881,040
		$ 3,770,876
Industrial Development Revenue — 1.9%
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	$3,000	$ 3,053,580
		$ 3,053,580
Insured - Electric Utilities — 1.9%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,034,456
(NPFG), 5.25%, 7/1/34	2,120	2,106,496
		$ 3,140,952
Insured - General Obligations — 4.0%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,549,880
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	876,130
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Newport, OR: (continued)
(AGC), 0.00%, 6/1/29	$1,225	$ 1,040,000
		$ 6,466,010
Lease Revenue/Certificates of Participation — 2.0%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$800	$ 827,768
Portland Housing Authority, OR, (Yards Union Station Project), 4.85%, 5/1/29	2,405	2,407,453
		$ 3,235,221
Senior Living/Life Care — 2.0%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 93,040
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	1,000	871,320
5.00%, 12/1/36	750	728,602
Green Bonds, 1.20%, 6/1/28	500	439,760
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	655,973
5.00%, 5/15/33	540	547,295
		$ 3,335,990
Special Tax Revenue — 6.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 201,596
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/35	1,210	1,355,345
5.00%, 11/15/37	1,000	1,168,690
5.00%, 11/15/40	4,630	5,159,950
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,115,729
		$ 10,001,310
Transportation — 6.6%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,525	$ 1,643,828
(AMT), 5.00%, 7/1/34	1,160	1,163,863
(AMT), 5.00%, 7/1/36	1,265	1,307,605
(AMT), 5.00%, 7/1/44	2,000	2,077,760
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,576,681
Green Bonds, (AMT), 5.25%, 7/1/43	1,730	1,900,215
		$ 10,669,952

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 3.6%
Portland, OR, Water System Revenue, 5.00%, 5/1/44	$1,000	$ 1,076,510
Tualatin Valley Water District, OR:
5.00%, 6/1/42	2,755	3,108,549
5.00%, 6/1/43	1,445	1,622,562
		$ 5,807,621
Total Tax-Exempt Municipal Obligations (identified cost $148,678,663)		$152,385,885

Taxable Municipal Obligations — 4.9%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(2)	$300	$ 276,474
Green Bonds, 2.37%, 11/1/27(2)	1,350	1,221,602
Port of Morrow, OR, (Bonneville Corp.), 2.987%, 9/1/36	1,000	829,720
		$ 2,327,796
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 968,308
		$ 968,308
Housing — 1.4%
Oregon Housing and Community Services Department, (SPA: U.S. Bank, N.A.), 5.42%, 7/1/47(3)	$2,200	$ 2,200,000
		$ 2,200,000
Insured - Housing — 0.9%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 147,815
(AGM), 1.659%, 7/1/26	175	159,729
(AGM), 2.255%, 7/1/28	175	152,611
(AGM), 2.579%, 7/1/30	250	208,772
(AGM), 3.508%, 7/1/41	1,000	755,420
		$ 1,424,347
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.6%
Hillsboro Economic Development Council, OR, (AGM), 5.941%, 6/1/43	$1,000	$ 1,029,770
		$ 1,029,770
Total Taxable Municipal Obligations (identified cost $8,565,360)		$ 7,950,221
Total Investments — 98.5% (identified cost $157,244,023)		$160,336,106
Other Assets, Less Liabilities — 1.5%		$ 2,518,082
Net Assets — 100.0%		$162,854,188
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $1,699,672 or 1.0% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 7.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 4.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.3%
Security	Principal Amount (000's omitted)	Value
Education — 5.3%
South Carolina Jobs-Economic Development Authority, (Furman University):
5.00%, 10/1/32	$2,000	$ 2,039,760
5.00%, 10/1/45	2,000	2,029,660
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	1,032,910
University of South Carolina, 5.00%, 5/1/46	2,485	2,699,729
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,582,500
		$ 9,384,559
Electric Utilities — 10.1%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,780	$ 2,741,636
5.00%, 1/1/47	5,000	5,074,550
South Carolina Public Service Authority:
4.00%, 12/1/42	3,210	3,138,706
5.00%, 12/1/37	2,000	2,060,660
5.00%, 12/1/49	2,000	1,997,320
5.50%, 12/1/40	1,500	1,688,205
5.50%, 12/1/54	1,000	1,001,300
		$ 17,702,377
General Obligations — 21.6%
Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$1,140	$ 1,172,923
Dorchester County School District No. 4, SC:
5.00%, 3/1/46	1,710	1,902,512
5.00%, 3/1/47	2,060	2,284,890
Fort Mill School District No. 4, SC:
4.00%, 3/1/38	2,775	2,827,558
4.00%, 3/1/39	3,200	3,242,976
Oconee County, SC:
5.00%, 4/1/42	2,345	2,651,140
5.00%, 4/1/43	2,000	2,248,660
Puerto Rico:
5.625%, 7/1/29	500	542,330
5.75%, 7/1/31	1,250	1,396,037
Richland-Lexington Airport District, SC, 4.00%, 3/1/24	685	685,000
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,182,361
South Carolina, (Clemson University), 5.00%, 4/1/38	5,000	5,763,850
South Carolina, (Economic Development), 5.00%, 4/1/24	1,500	1,501,920
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Spartanburg County School District No. 5, SC:
4.00%, 3/1/43	$1,900	$ 1,925,175
4.00%, 3/1/46	3,000	3,012,270
Spartanburg County School District No. 7, SC:
5.00%, 3/1/40	1,000	1,076,740
5.00%, 3/1/43	1,360	1,452,290
		$ 37,868,632
Hospital — 16.9%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 3.65%, 1/15/48(1)	$2,500	$ 2,500,000
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/30	1,500	1,515,540
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,502,725
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,000	5,102,150
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/43	2,000	1,999,900
5.00%, 2/1/38	2,405	2,452,186
Prerefunded to 2/1/26, 5.00%, 2/1/38	595	617,015
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	1,500	1,468,125
5.00%, 10/1/37	1,000	1,124,090
5.00%, 12/1/46	3,750	3,951,375
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	2,150	2,210,953
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,567,320
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/36	1,380	1,389,798
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.30%, 11/15/39(2)	1,300	1,300,000
		$ 29,701,177
Housing — 2.7%
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	$1,485	$ 1,471,813
4.75%, 7/1/43	1,000	1,018,550
4.75%, 7/1/43	1,200	1,222,260
4.90%, 7/1/48	1,000	1,017,990
		$ 4,730,613

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 1.0%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$1,750	$ 1,755,477
		$ 1,755,477
Insured - Electric Utilities — 2.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,064,153
(NPFG), 5.25%, 7/1/32	1,350	1,337,877
(NPFG), 5.25%, 7/1/34	1,820	1,808,407
		$ 4,210,437
Insured - Utilities — 2.2%
Greer, SC, Combined Utility System:
(AMBAC), 5.50%, 9/1/27	$950	$ 1,013,070
(AMBAC), 5.50%, 9/1/32	2,000	2,281,780
Newberry, SC, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	509,525
		$ 3,804,375
Lease Revenue/Certificates of Participation — 7.0%
Allendale County School District, SC, (Refunding & Improvement), 5.00%, 12/1/24	$500	$ 504,745
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/24	2,000	2,026,180
Georgetown County Scago Public Facilities Corp., SC, 4.00%, 6/1/43	1,000	992,500
Greenville County School District, SC, 5.00%, 12/1/24	5,000	5,064,700
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,630,695
Square County Redevelopment Corp., SC, 5.00%, 2/9/25	2,000	2,031,140
		$ 12,249,960
Other Revenue — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,499,190
		$ 1,499,190
Senior Living/Life Care — 2.1%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 1,021,740
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	485,082
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.50%, 11/15/53	$1,000	$ 1,046,790
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	628,461
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	501,290
		$ 3,683,363
Solid Waste — 0.6%
Three Rivers Solid Waste Authority, SC, (Landfill Gas Project), 0.00%, 10/1/26	$1,150	$ 1,050,272
		$ 1,050,272
Special Tax Revenue — 4.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 201,596
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	1,000	1,002,530
Myrtle Beach, SC, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,003,300
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 3.78%, 11/1/44(1)	2,000	2,000,000
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,785,710
		$ 6,993,136
Transportation — 5.6%
Charleston County Airport District, SC, 5.00%, 7/1/43	$1,050	$ 1,124,487
Horry County, SC, Airport Revenue, 4.00%, 7/1/39	1,500	1,523,490
South Carolina Ports Authority:
(AMT), 5.00%, 7/1/43	1,170	1,204,913
(AMT), 5.00%, 7/1/44	5,705	5,899,255
		$ 9,752,145
Water and Sewer — 13.0%
Aiken, SC:
4.00%, 8/1/49	$750	$ 739,523
5.00%, 8/1/53	1,000	1,077,310
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,500	2,776,300
Columbia, SC, Waterworks and Sewer System Revenue:
5.00%, 2/1/37	1,500	1,757,850
5.00%, 2/1/38	1,125	1,305,360
5.00%, 2/1/47	5,360	5,974,953
Dorchester County, SC, Waterworks and Sewer System Revenue, 4.25%, 10/1/48	600	607,776

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Florence, SC, Combined Waterworks and Sewerage System Revenue, 4.25%, 9/1/48	$3,525	$ 3,592,715
Mount Pleasant, SC, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,057,340
South Island Public Service District, SC, 5.00%, 4/1/47	1,000	1,074,830
Spartanburg, SC, Water System Revenue, 5.00%, 6/1/39	1,645	1,724,388
York County, SC, Water and Sewer System Revenue, 4.00%, 6/1/41	1,150	1,178,692
		$ 22,867,037
Total Tax-Exempt Municipal Obligations (identified cost $163,490,096)		$167,252,750

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 383,305
		$ 383,305
Special Tax Revenue — 1.0%
Greenville County, SC, Hospitality Tax Revenue, 1.56%, 4/1/27	$2,000	$ 1,817,500
		$ 1,817,500
Student Loan — 0.3%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$470	$ 456,215
		$ 456,215
Total Taxable Municipal Obligations (identified cost $2,970,000)		$ 2,657,020

Trust Units — 0.3%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.3%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$468	$ 459,639
Total Trust Units (identified cost $471,640)		$ 459,639
Total Investments — 97.1% (identified cost $166,931,736)		$170,369,409
Other Assets, Less Liabilities — 2.9%		$ 5,054,762
Net Assets — 100.0%		$175,424,171
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $201,596 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 4.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 2.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 6.4%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,506,825
5.00%, 11/1/30	1,075	1,238,551
5.25%, 11/1/47	500	566,320
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	440,125
		$ 3,751,821
Education — 4.0%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,015,490
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 3.45%, 11/1/36(1)	1,300	1,300,000
		$ 2,315,490
Electric Utilities — 2.6%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,500	$ 1,522,665
		$ 1,522,665
Escrowed/Prerefunded — 3.5%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 771,030
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,277,075
		$ 2,048,105
General Obligations — 9.2%
Bristol, VA, 5.00%, 9/1/27	$1,000	$ 1,026,110
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,092,391
Newport News, VA, 4.00%, 2/1/42	1,650	1,686,547
Puerto Rico:
0.00%, 7/1/33	750	483,405
5.625%, 7/1/29	1,000	1,084,660
		$ 5,373,113
Hospital — 14.8%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 3.65%, 10/1/48(1)	$1,300	$ 1,300,000
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	1,200	1,206,276
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System Project):
4.00%, 5/15/48	$1,230	$ 1,198,327
5.00%, 5/15/44	1,000	1,000,910
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	953,060
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,000	1,904,100
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,000	1,030,250
		$ 8,592,923
Housing — 6.3%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,652,497
Virginia Housing Development Authority, 4.10%, 10/1/27	2,000	2,009,580
		$ 3,662,077
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 941,095
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	56,032
		$ 997,127
Insured - Education — 4.2%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,423,276
		$ 2,423,276
Insured - Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 989,910
		$ 989,910
Insured - Hospital — 1.9%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/43	$1,000	$ 1,119,590
		$ 1,119,590
Insured - Transportation — 3.0%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$1,710	$ 1,730,298
		$ 1,730,298

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 4.5%
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31	$1,485	$ 1,485,624
Virginia Port Authority, 5.25%, 7/1/48	1,000	1,134,350
		$ 2,619,974
Senior Living/Life Care — 7.4%
James City County Economic Development Authority, VA, (Williamsburg Landing), 5.75%, 12/1/28	$640	$ 645,485
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	531,337
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,432,575
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,166,606
7.00%, 9/1/53	500	549,000
		$ 4,325,003
Special Tax Revenue — 1.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 201,596
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	17	16,813
0.00%, 7/1/27	17	15,074
0.00%, 7/1/29	17	14,000
0.00%, 7/1/31	22	16,738
0.00%, 7/1/33	24	16,787
0.00%, 7/1/46	231	75,204
0.00%, 7/1/51	188	45,417
4.50%, 7/1/34	56	56,362
4.536%, 7/1/53	3	2,906
5.00%, 7/1/58	512	515,835
		$ 976,732
Transportation — 14.0%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/36	$820	$ 910,241
(AMT), 5.00%, 10/1/44	2,750	2,861,458
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,101,180
Virginia Port Authority, (AMT), 5.00%, 7/1/45	1,000	1,008,430
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	$1,155	$ 1,232,073
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,007,220
		$ 8,120,602
Water and Sewer — 11.3%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 1,934,040
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	880	907,984
Hampton Roads Sanitation District, VA, 4.00%, 10/1/38	1,690	1,725,524
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/32	2,000	2,010,480
		$ 6,578,028
Total Tax-Exempt Municipal Obligations (identified cost $56,113,723)		$ 57,146,734

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 357,954
$ 357,954
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 119,894
$ 119,894
Total Taxable Municipal Obligations (identified cost $580,000)		$ 477,848
Total Investments — 99.0% (identified cost $56,693,723)		$ 57,624,582
Other Assets, Less Liabilities — 1.0%		$ 594,091
Net Assets — 100.0%		$ 58,218,673

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $257,628 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2024, 10.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 8.9% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Assets and Liabilities (Unaudited)

	February 29, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$ 113,177,107	$ 79,789,911	$ 94,543,851	$ 184,470,895
Unrealized appreciation (depreciation)	952,483	(784,397)	1,825,536	3,879,758
Investments, at value	$114,129,590	$79,005,514	$ 96,369,387	$188,350,653
Cash	$ 90,028	$ 191,846	$ 217,400	$ 2,468,617
Interest receivable	1,204,084	847,537	1,181,078	1,885,130
Receivable for investments sold	500,198	—	1,010,138	4,055,000
Receivable for Fund shares sold	29,053	111,699	32,313	842,199
Trustees' deferred compensation plan	19,622	23,348	29,759	40,771
Total assets	$115,972,575	$80,179,944	$ 98,840,075	$197,642,370
Liabilities
Payable for when-issued securities	$ —	$ —	$ 1,000,000	$ 506,395
Payable for Fund shares redeemed	141,412	101,585	135,894	761,357
Distributions payable	62,404	37,728	41,267	169,032
Payable to affiliates:
Investment adviser fee	31,447	19,591	25,909	57,136
Distribution and service fees	7,629	6,777	12,616	12,768
Trustees' deferred compensation plan	19,622	23,348	29,759	40,771
Accrued expenses	63,027	55,544	67,560	90,015
Total liabilities	$ 325,541	$ 244,573	$ 1,313,005	$ 1,637,474
Net Assets	$115,647,034	$79,935,371	$ 97,527,070	$196,004,896
Sources of Net Assets
Paid-in capital	$ 122,878,438	$ 86,917,095	$100,735,572	$ 206,592,244
Accumulated loss	(7,231,404)	(6,981,724)	(3,208,502)	(10,587,348)
Net Assets	$115,647,034	$79,935,371	$ 97,527,070	$196,004,896
Class A Shares
Net Assets	$ 32,927,854	$ 28,262,383	$ 57,300,910	$ 51,218,629
Shares Outstanding	4,047,800	3,376,419	6,560,413	6,049,119
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.13	$ 8.37	$ 8.73	$ 8.47
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.40	$ 8.65	$ 9.02	$ 8.75
Class C Shares
Net Assets	$ 3,146,341	$ 2,927,540	$ 4,539,903	$ 6,007,857
Shares Outstanding	361,635	320,648	470,844	659,738
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.70	$ 9.13	$ 9.64	$ 9.11
Class I Shares
Net Assets	$ 79,572,839	$ 48,745,448	$ 35,686,257	$ 138,778,410
Shares Outstanding	9,756,293	5,811,150	4,079,970	16,346,715
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.16	$ 8.39	$ 8.75	$ 8.49
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Assets and Liabilities (Unaudited) — continued

	February 29, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$ 157,244,023	$ 166,931,736	$ 56,693,723
Unrealized appreciation	3,092,083	3,437,673	930,859
Investments, at value	$160,336,106	$170,369,409	$57,624,582
Cash	$ 1,556,617	$ 464,684	$ 106,127
Interest receivable	1,458,835	2,070,336	628,673
Receivable for investments sold	—	3,000,000	—
Receivable for Fund shares sold	500,218	274,835	12,203
Trustees' deferred compensation plan	41,584	42,521	42,896
Total assets	$163,893,360	$176,221,785	$58,414,481
Liabilities
Payable for Fund shares redeemed	$ 830,849	$ 475,149	$ 53,396
Distributions payable	19,599	124,348	27,160
Payable to affiliates:
Investment adviser fee	48,064	52,085	12,850
Distribution and service fees	14,878	14,763	6,492
Trustees' deferred compensation plan	41,584	42,521	42,896
Accrued expenses	84,198	88,748	53,014
Total liabilities	$ 1,039,172	$ 797,614	$ 195,808
Net Assets	$162,854,188	$175,424,171	$58,218,673
Sources of Net Assets
Paid-in capital	$ 181,733,618	$ 186,077,345	$ 65,743,524
Accumulated loss	(18,879,430)	(10,653,174)	(7,524,851)
Net Assets	$162,854,188	$175,424,171	$58,218,673
Class A Shares
Net Assets	$ 73,089,401	$ 70,450,783	$ 33,654,825
Shares Outstanding	9,115,473	8,104,960	4,679,426
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.02	$ 8.69	$ 7.19
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.29	$ 8.98	$ 7.43
Class C Shares
Net Assets	$ 4,417,406	$ 4,758,681	$ 1,520,135
Shares Outstanding	503,235	516,024	190,789
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.78	$ 9.22	$ 7.97
Class I Shares
Net Assets	$ 85,347,381	$ 100,214,707	$ 23,043,713
Shares Outstanding	10,653,354	11,519,257	3,197,625
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.01	$ 8.70	$ 7.21
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Operations (Unaudited)

	Six Months Ended February 29, 2024
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Interest income	$ 2,107,317	$ 1,450,756	$ 1,836,035	$ 3,511,692
Total investment income	$ 2,107,317	$1,450,756	$1,836,035	$ 3,511,692
Expenses
Investment adviser fee	$ 191,020	$ 116,548	$ 146,906	$ 342,343
Distribution and service fees:
Class A	34,101	27,988	53,421	51,270
Class C	15,960	15,034	21,721	29,357
Trustees’ fees and expenses	3,946	2,704	3,214	6,219
Custodian fee	18,564	14,608	16,346	26,306
Transfer and dividend disbursing agent fees	13,508	13,934	13,622	29,466
Legal and accounting services	39,774	35,816	29,520	42,070
Printing and postage	3,926	3,240	3,422	4,328
Registration fees	1,780	3,338	1,556	1,134
Miscellaneous	15,159	13,269	14,628	17,434
Total expenses	$ 337,738	$ 246,479	$ 304,356	$ 549,927
Net investment income	$ 1,769,579	$1,204,277	$1,531,679	$ 2,961,765
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,078,363)	$ (449,571)	$ (779,420)	$ (1,383,520)
Net realized loss	$(1,078,363)	$ (449,571)	$ (779,420)	$(1,383,520)
Change in unrealized appreciation (depreciation):
Investments	$ 3,822,757	$ 2,531,300	$ 2,774,053	$ 5,845,699
Net change in unrealized appreciation (depreciation)	$ 3,822,757	$2,531,300	$2,774,053	$ 5,845,699
Net realized and unrealized gain	$ 2,744,394	$2,081,729	$1,994,633	$ 4,462,179
Net increase in net assets from operations	$ 4,513,973	$3,286,006	$3,526,312	$ 7,423,944

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Operations (Unaudited) — continued

	Six Months Ended February 29, 2024
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Interest income	$ 3,149,561	$ 3,466,295	$ 1,196,996
Total investment income	$ 3,149,561	$ 3,466,295	$1,196,996
Expenses
Investment adviser fee	$ 279,149	$ 314,023	$ 79,026
Distribution and service fees:
Class A	68,239	69,322	33,567
Class C	20,971	22,676	7,305
Trustees’ fees and expenses	5,121	5,704	2,091
Custodian fee	22,212	24,826	13,104
Transfer and dividend disbursing agent fees	23,426	17,672	14,524
Legal and accounting services	36,706	36,692	31,160
Printing and postage	6,106	5,266	2,594
Registration fees	626	446	2,266
Interest expense and fees	6,475	33,164	—
Miscellaneous	18,356	19,408	12,240
Total expenses	$ 487,387	$ 549,199	$ 197,877
Net investment income	$ 2,662,174	$ 2,917,096	$ 999,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,048,977)	$ (2,521,369)	$ (756,170)
Net realized loss	$(1,048,977)	$(2,521,369)	$ (756,170)
Change in unrealized appreciation (depreciation):
Investments	$ 4,384,179	$ 5,568,135	$ 1,943,178
Net change in unrealized appreciation (depreciation)	$ 4,384,179	$ 5,568,135	$1,943,178
Net realized and unrealized gain	$ 3,335,202	$ 3,046,766	$1,187,008
Net increase in net assets from operations	$ 5,997,376	$ 5,963,862	$2,186,127

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,769,579	$ 1,204,277	$ 1,531,679	$ 2,961,765
Net realized loss	(1,078,363)	(449,571)	(779,420)	(1,383,520)
Net change in unrealized appreciation (depreciation)	3,822,757	2,531,300	2,774,053	5,845,699
Net increase in net assets from operations	$ 4,513,973	$ 3,286,006	$ 3,526,312	$ 7,423,944
Distributions to shareholders:
Class A	$ (509,541)	$ (443,961)	$ (894,273)	$ (782,322)
Class C	(37,548)	(38,352)	(59,377)	(71,099)
Class I	(1,200,482)	(744,943)	(558,487)	(2,084,990)
Total distributions to shareholders	$ (1,747,571)	$ (1,227,256)	$ (1,512,137)	$ (2,938,411)
Transactions in shares of beneficial interest:
Class A	$ (4,132,305)	$ (972,451)	$ 3,758,740	$ (3,226,255)
Class C	(256,593)	(561,863)	(462,014)	(559,108)
Class I	1,397,605	2,952,490	4,763,428	8,543,531
Net increase (decrease) in net assets from Fund share transactions	$ (2,991,293)	$ 1,418,176	$ 8,060,154	$ 4,758,168
Net increase (decrease) in net assets	$ (224,891)	$ 3,476,926	$10,074,329	$ 9,243,701
Net Assets
At beginning of period	$ 115,871,925	$ 76,458,445	$ 87,452,741	$ 186,761,195
At end of period	$115,647,034	$79,935,371	$97,527,070	$196,004,896

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Changes in Net Assets — continued

	Six Months Ended February 29, 2024 (Unaudited)
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,662,174	$ 2,917,096	$ 999,119
Net realized loss	(1,048,977)	(2,521,369)	(756,170)
Net change in unrealized appreciation (depreciation)	4,384,179	5,568,135	1,943,178
Net increase in net assets from operations	$ 5,997,376	$ 5,963,862	$ 2,186,127
Distributions to shareholders:
Class A	$ (1,162,314)	$ (1,163,543)	$ (560,443)
Class C	(58,712)	(62,265)	(19,930)
Class I	(1,421,916)	(1,682,508)	(391,970)
Total distributions to shareholders	$ (2,642,942)	$ (2,908,316)	$ (972,343)
Transactions in shares of beneficial interest:
Class A	$ 3,248,096	$ (1,733,003)	$ (980,316)
Class C	(485,190)	(279,612)	(97,529)
Class I	4,420,122	1,735,048	28,507
Net increase (decrease) in net assets from Fund share transactions	$ 7,183,028	$ (277,567)	$ (1,049,338)
Net increase in net assets	$ 10,537,462	$ 2,777,979	$ 164,446
Net Assets
At beginning of period	$ 152,316,726	$ 172,646,192	$ 58,054,227
At end of period	$162,854,188	$175,424,171	$58,218,673

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2023
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,042,241	$ 2,033,291	$ 2,528,368	$ 4,409,333
Net realized loss	(2,475,891)	(1,798,658)	(2,246,729)	(6,247,028)
Net change in unrealized appreciation (depreciation)	1,099,915	830,420	614,910	3,052,019
Net increase in net assets from operations	$ 1,666,265	$ 1,065,053	$ 896,549	$ 1,214,324
Distributions to shareholders:
Class A	$ (948,825)	$ (787,936)	$ (1,496,698)	$ (1,271,332)
Class C	(64,420)	(61,577)	(110,859)	(109,546)
Class I	(2,002,879)	(1,158,576)	(891,955)	(3,007,333)
Total distributions to shareholders	$ (3,016,124)	$ (2,008,089)	$ (2,499,512)	$ (4,388,211)
Transactions in shares of beneficial interest:
Class A	$ (2,456,610)	$ (7,089,245)	$ 8,810,384	$ (2,712,028)
Class C	(441,340)	(765,966)	(329,553)	(1,282,323)
Class I	2,299,965	3,247,365	7,164,311	18,625,941
Net increase (decrease) in net assets from Fund share transactions	$ (597,985)	$ (4,607,846)	$15,645,142	$ 14,631,590
Net increase (decrease) in net assets	$ (1,947,844)	$ (5,550,882)	$14,042,179	$ 11,457,703
Net Assets
At beginning of year	$ 117,819,769	$ 82,009,327	$ 73,410,562	$ 175,303,492
At end of year	$115,871,925	$76,458,445	$87,452,741	$186,761,195

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2023
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,866,304	$ 4,020,807	$ 1,748,752
Net realized loss	(7,834,827)	(5,610,703)	(1,798,452)
Net change in unrealized appreciation (depreciation)	4,476,471	3,803,547	409,949
Net increase in net assets from operations	$ 1,507,948	$ 2,213,651	$ 360,249
Distributions to shareholders:
Class A	$ (2,217,487)	$ (1,768,178)	$ (965,605)
Class C	(133,793)	(96,654)	(38,542)
Class I	(2,437,370)	(2,119,025)	(653,802)
Total distributions to shareholders	$ (4,788,650)	$ (3,983,857)	$ (1,657,949)
Transactions in shares of beneficial interest:
Class A	$ (9,950,539)	$ (6,207,872)	$ (3,674,759)
Class C	(2,073,635)	(2,314,952)	(1,244,885)
Class I	6,102,904	29,040,071	3,387,449
Net increase (decrease) in net assets from Fund share transactions	$ (5,921,270)	$ 20,517,247	$ (1,532,195)
Net increase (decrease) in net assets	$ (9,201,972)	$ 18,747,041	$ (2,829,895)
Net Assets
At beginning of year	$ 161,518,698	$ 153,899,151	$ 60,884,122
At end of year	$152,316,726	$172,646,192	$58,054,227

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights

	Georgia Fund — Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.930	$ 8.020	$ 8.870	$ 8.800	$ 8.770	$ 8.370
Income (Loss) From Operations
Net investment income(1)	$ 0.120	$ 0.203	$ 0.143	$ 0.147	$ 0.197	$ 0.227
Net realized and unrealized gain (loss)	0.198	(0.091)	(0.850)	0.074	0.029	0.399
Total income (loss) from operations	$ 0.318	$ 0.112	$ (0.707)	$ 0.221	$ 0.226	$ 0.626
Less Distributions
From net investment income	$ (0.118)	$ (0.202)	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)
Total distributions	$ (0.118)	$ (0.202)	$ (0.143)	$ (0.151)	$ (0.196)	$ (0.226)
Net asset value — End of period	$ 8.130	$ 7.930	$ 8.020	$ 8.870	$ 8.800	$ 8.770
Total Return(2)	4.05% (3)	1.41%	(8.03)%	2.52%	2.62%	7.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,928	$36,206	$39,103	$48,535	$45,047	$42,894
Ratios (as a percentage of average daily net assets):
Expenses	0.71% (4)	0.69%	0.65%	0.65%	0.67%	0.70%
Net investment income	3.03% (4)	2.54%	1.69%	1.66%	2.26%	2.67%
Portfolio Turnover	20% (3)	47%	34%	19%	16%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Georgia Fund — Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.480	$ 8.580	$ 9.490	$ 9.410	$ 9.380	$ 8.950
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.153	$ 0.085	$ 0.087	$ 0.141	$ 0.177
Net realized and unrealized gain (loss)	0.219	(0.101)	(0.910)	0.083	0.028	0.427
Total income (loss) from operations	$ 0.315	$ 0.052	$(0.825)	$ 0.170	$ 0.169	$ 0.604
Less Distributions
From net investment income	$ (0.095)	$ (0.152)	$ (0.085)	$ (0.090)	$ (0.139)	$ (0.174)
Total distributions	$(0.095)	$(0.152)	$(0.085)	$(0.090)	$(0.139)	$(0.174)
Net asset value — End of period	$ 8.700	$ 8.480	$ 8.580	$ 9.490	$ 9.410	$ 9.380
Total Return(2)	3.74% (3)	0.60%	(8.73)%	1.81%	1.83%	6.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,146	$ 3,312	$ 3,783	$ 4,939	$ 5,271	$ 5,749
Ratios (as a percentage of average daily net assets):
Expenses	1.46% (4)	1.44%	1.40%	1.40%	1.42%	1.45%
Net investment income	2.28% (4)	1.79%	0.93%	0.92%	1.51%	1.95%
Portfolio Turnover	20% (3)	47%	34%	19%	16%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Georgia Fund — Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.950	$ 8.040	$ 8.900	$ 8.820	$ 8.800	$ 8.400
Income (Loss) From Operations
Net investment income(1)	$ 0.128	$ 0.220	$ 0.161	$ 0.163	$ 0.214	$ 0.243
Net realized and unrealized gain (loss)	0.208	(0.092)	(0.861)	0.086	0.020	0.401
Total income (loss) from operations	$ 0.336	$ 0.128	$ (0.700)	$ 0.249	$ 0.234	$ 0.644
Less Distributions
From net investment income	$ (0.126)	$ (0.218)	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)
Total distributions	$ (0.126)	$ (0.218)	$ (0.160)	$ (0.169)	$ (0.214)	$ (0.244)
Net asset value — End of period	$ 8.160	$ 7.950	$ 8.040	$ 8.900	$ 8.820	$ 8.800
Total Return(2)	4.28% (3)	1.61%	(7.93)%	2.84%	2.71%	7.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,573	$76,354	$74,934	$79,579	$50,563	$42,592
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (4)	0.49%	0.45%	0.45%	0.47%	0.49%
Net investment income	3.22% (4)	2.75%	1.90%	1.84%	2.45%	2.86%
Portfolio Turnover	20% (3)	47%	34%	19%	16%	12%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Maryland Fund — Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.140	$ 8.230	$ 9.190	$ 9.010	$ 9.070	$ 8.670
Income (Loss) From Operations
Net investment income(1)	$ 0.126	$ 0.207	$ 0.159	$ 0.162	$ 0.203	$ 0.235
Net realized and unrealized gain (loss)	0.233	(0.091)	(0.967)	0.181	(0.057)	0.398
Total income (loss) from operations	$ 0.359	$ 0.116	$ (0.808)	$ 0.343	$ 0.146	$ 0.633
Less Distributions
From net investment income	$ (0.129)	$ (0.206)	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)
Total distributions	$ (0.129)	$ (0.206)	$ (0.152)	$ (0.163)	$ (0.206)	$ (0.233)
Net asset value — End of period	$ 8.370	$ 8.140	$ 8.230	$ 9.190	$ 9.010	$ 9.070
Total Return(2)	4.46% (3)	1.43%	(8.86)%	3.84%	1.64%	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,262	$28,435	$35,914	$46,218	$38,368	$37,847
Ratios (as a percentage of average daily net assets):
Expenses	0.74% (4)	0.71%	0.68%	0.67%	0.69%	0.73%
Net investment income	3.11% (4)	2.53%	1.82%	1.78%	2.27%	2.69%
Portfolio Turnover	19% (3)	53%	48%	23%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Maryland Fund — Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.880	$ 8.980	$10.020	$ 9.830	$ 9.890	$ 9.460
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.159	$ 0.101	$ 0.107	$ 0.148	$ 0.185
Net realized and unrealized gain (loss)	0.253	(0.101)	(1.046)	0.187	(0.057)	0.427
Total income (loss) from operations	$ 0.357	$ 0.058	$ (0.945)	$ 0.294	$ 0.091	$ 0.612
Less Distributions
From net investment income	$ (0.107)	$ (0.158)	$ (0.095)	$ (0.104)	$ (0.151)	$ (0.182)
Total distributions	$(0.107)	$(0.158)	$ (0.095)	$ (0.104)	$(0.151)	$ (0.182)
Net asset value — End of period	$ 9.130	$ 8.880	$ 8.980	$10.020	$ 9.830	$ 9.890
Total Return(2)	4.06% (3)	0.65%	(9.48)%	3.00%	0.94%	6.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,928	$ 3,402	$ 4,221	$ 5,804	$ 8,767	$10,728
Ratios (as a percentage of average daily net assets):
Expenses	1.49% (4)	1.46%	1.43%	1.42%	1.45%	1.49%
Net investment income	2.36% (4)	1.79%	1.06%	1.08%	1.52%	1.94%
Portfolio Turnover	19% (3)	53%	48%	23%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Maryland Fund — Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.150	$ 8.250	$ 9.210	$ 9.030	$ 9.090	$ 8.690
Income (Loss) From Operations
Net investment income(1)	$ 0.135	$ 0.226	$ 0.177	$ 0.177	$ 0.221	$ 0.252
Net realized and unrealized gain (loss)	0.242	(0.103)	(0.967)	0.185	(0.057)	0.399
Total income (loss) from operations	$ 0.377	$ 0.123	$ (0.790)	$ 0.362	$ 0.164	$ 0.651
Less Distributions
From net investment income	$ (0.137)	$ (0.223)	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)
Total distributions	$ (0.137)	$ (0.223)	$ (0.170)	$ (0.182)	$ (0.224)	$ (0.251)
Net asset value — End of period	$ 8.390	$ 8.150	$ 8.250	$ 9.210	$ 9.030	$ 9.090
Total Return(2)	4.68% (3)	1.51%	(8.66)%	4.04%	1.85%	7.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,745	$44,622	$41,874	$47,433	$23,411	$14,685
Ratios (as a percentage of average daily net assets):
Expenses	0.54% (4)	0.51%	0.48%	0.47%	0.49%	0.52%
Net investment income	3.31% (4)	2.76%	2.02%	1.94%	2.47%	2.87%
Portfolio Turnover	19% (3)	53%	48%	23%	24%	21%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Missouri Fund — Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.550	$ 8.710	$ 9.760	$ 9.690	$ 9.670	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.144	$ 0.257	$ 0.198	$ 0.191	$ 0.256	$ 0.286
Net realized and unrealized gain (loss)	0.178	(0.164)	(1.050)	0.071	0.032	0.401
Total income (loss) from operations	$ 0.322	$ 0.093	$ (0.852)	$ 0.262	$ 0.288	$ 0.687
Less Distributions
From net investment income	$ (0.142)	$ (0.253)	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)
Total distributions	$ (0.142)	$ (0.253)	$ (0.198)	$ (0.192)	$ (0.268)	$ (0.287)
Net asset value — End of period	$ 8.730	$ 8.550	$ 8.710	$ 9.760	$ 9.690	$ 9.670
Total Return(2)	3.82% (3)	1.08%	(8.82)%	2.72%	3.04%	7.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,301	$52,300	$44,538	$52,362	$50,698	$49,542
Ratios (as a percentage of average daily net assets):
Expenses	0.71% (4)	0.71%	0.69%	0.66%	0.69%	0.71%
Net investment income	3.39% (4)	2.97%	2.14%	1.97%	2.67%	3.07%
Portfolio Turnover	27% (3)	59%	15%	19%	17%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Missouri Fund — Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.440	$ 9.620	$10.770	$ 10.700	$ 10.670	$ 10.230
Income (Loss) From Operations
Net investment income(1)	$ 0.124	$ 0.211	$ 0.142	$ 0.131	$ 0.203	$ 0.239
Net realized and unrealized gain (loss)	0.198	(0.184)	(1.150)	0.070	0.043	0.441
Total income (loss) from operations	$ 0.322	$ 0.027	$ (1.008)	$ 0.201	$ 0.246	$ 0.680
Less Distributions
From net investment income	$ (0.122)	$ (0.207)	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)
Total distributions	$(0.122)	$(0.207)	$ (0.142)	$ (0.131)	$ (0.216)	$ (0.240)
Net asset value — End of period	$ 9.640	$ 9.440	$ 9.620	$10.770	$10.700	$10.670
Total Return(2)	3.44% (3)	0.29%	(9.42)%	1.89%	2.35%	6.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,540	$ 4,934	$ 5,364	$ 7,215	$ 7,210	$ 7,594
Ratios (as a percentage of average daily net assets):
Expenses	1.46% (4)	1.46%	1.44%	1.41%	1.44%	1.46%
Net investment income	2.64% (4)	2.21%	1.38%	1.22%	1.92%	2.32%
Portfolio Turnover	27% (3)	59%	15%	19%	17%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Missouri Fund — Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.560	$ 8.720	$ 9.770	$ 9.710	$ 9.680	$ 9.280
Income (Loss) From Operations
Net investment income(1)	$ 0.153	$ 0.275	$ 0.216	$ 0.211	$ 0.275	$ 0.305
Net realized and unrealized gain (loss)	0.188	(0.165)	(1.049)	0.060	0.041	0.401
Total income (loss) from operations	$ 0.341	$ 0.110	$ (0.833)	$ 0.271	$ 0.316	$ 0.706
Less Distributions
From net investment income	$ (0.151)	$ (0.270)	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)
Total distributions	$ (0.151)	$ (0.270)	$ (0.217)	$ (0.211)	$ (0.286)	$ (0.306)
Net asset value — End of period	$ 8.750	$ 8.560	$ 8.720	$ 9.770	$ 9.710	$ 9.680
Total Return(2)	4.04% (3)	1.29%	(8.62)%	2.82%	3.33%	7.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,686	$30,219	$23,509	$28,155	$23,490	$14,770
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (4)	0.51%	0.49%	0.46%	0.49%	0.50%
Net investment income	3.59% (4)	3.17%	2.33%	2.17%	2.86%	3.26%
Portfolio Turnover	27% (3)	59%	15%	19%	17%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	North Carolina Fund — Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.260	$ 8.390	$ 9.280	$ 9.190	$ 9.190	$ 8.810
Income (Loss) From Operations
Net investment income(1)	$ 0.127	$ 0.196	$ 0.144	$ 0.166	$ 0.207	$ 0.242
Net realized and unrealized gain (loss)	0.209	(0.131)	(0.889)	0.091	0.013	0.379
Total income (loss) from operations	$ 0.336	$ 0.065	$ (0.745)	$ 0.257	$ 0.220	$ 0.621
Less Distributions
From net investment income	$ (0.126)	$ (0.195)	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)
Total distributions	$ (0.126)	$ (0.195)	$ (0.145)	$ (0.167)	$ (0.220)	$ (0.241)
Net asset value — End of period	$ 8.470	$ 8.260	$ 8.390	$ 9.280	$ 9.190	$ 9.190
Total Return(2)	4.11% (3)	0.78%	(8.09)%	2.82%	2.44%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,219	$53,236	$56,810	$66,171	$64,513	$62,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71% (4)	0.68%	0.66%	0.65%	0.67%	0.70%
Interest and fee expense(5)	—	—	—	—	—	0.04%
Total expenses	0.71% (4)	0.68%	0.66%	0.65%	0.67%	0.74%
Net investment income	3.08% (4)	2.34%	1.63%	1.79%	2.28%	2.73%
Portfolio Turnover	36% (3)	100%	18%	24%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	North Carolina Fund — Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.890	$ 9.030	$ 9.980	$ 9.880	$ 9.880	$ 9.480
Income (Loss) From Operations
Net investment income(1)	$ 0.103	$ 0.142	$ 0.084	$ 0.105	$ 0.150	$ 0.191
Net realized and unrealized gain (loss)	0.219	(0.140)	(0.950)	0.100	0.014	0.397
Total income (loss) from operations	$ 0.322	$ 0.002	$(0.866)	$ 0.205	$ 0.164	$ 0.588
Less Distributions
From net investment income	$ (0.102)	$ (0.142)	$ (0.084)	$ (0.105)	$ (0.164)	$ (0.188)
Total distributions	$(0.102)	$(0.142)	$(0.084)	$(0.105)	$ (0.164)	$ (0.188)
Net asset value — End of period	$ 9.110	$ 8.890	$ 9.030	$ 9.980	$ 9.880	$ 9.880
Total Return(2)	3.65% (3)	0.02%	(8.71)%	2.09%	1.69%	6.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,008	$ 6,418	$ 7,812	$ 9,200	$11,741	$13,809
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46% (4)	1.43%	1.41%	1.40%	1.42%	1.45%
Interest and fee expense(5)	—	—	—	—	—	0.04%
Total expenses	1.46% (4)	1.43%	1.41%	1.40%	1.42%	1.49%
Net investment income	2.33% (4)	1.59%	0.88%	1.05%	1.53%	2.00%
Portfolio Turnover	36% (3)	100%	18%	24%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	North Carolina Fund — Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.290	$ 8.420	$ 9.310	$ 9.210	$ 9.210	$ 8.840
Income (Loss) From Operations
Net investment income(1)	$ 0.135	$ 0.214	$ 0.162	$ 0.183	$ 0.226	$ 0.257
Net realized and unrealized gain (loss)	0.199	(0.132)	(0.889)	0.103	0.012	0.373
Total income (loss) from operations	$ 0.334	$ 0.082	$ (0.727)	$ 0.286	$ 0.238	$ 0.630
Less Distributions
From net investment income	$ (0.134)	$ (0.212)	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)
Total distributions	$ (0.134)	$ (0.212)	$ (0.163)	$ (0.186)	$ (0.238)	$ (0.260)
Net asset value — End of period	$ 8.490	$ 8.290	$ 8.420	$ 9.310	$ 9.210	$ 9.210
Total Return(2)	4.08% (3)	0.98%	(7.88)%	3.14%	2.64%	7.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,778	$127,108	$110,681	$89,655	$64,747	$54,578
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.51% (4)	0.48%	0.46%	0.45%	0.47%	0.49%
Interest and fee expense(5)	—	—	—	—	—	0.04%
Total expenses	0.51% (4)	0.48%	0.46%	0.45%	0.47%	0.53%
Net investment income	3.27% (4)	2.56%	1.84%	1.98%	2.47%	2.88%
Portfolio Turnover	36% (3)	100%	18%	24%	21%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Oregon Fund — Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.830	$ 7.990	$ 8.940	$ 8.910	$ 8.830	$ 8.440
Income (Loss) From Operations
Net investment income(1)	$ 0.134	$ 0.245	$ 0.162	$ 0.164	$ 0.216	$ 0.255
Net realized and unrealized gain (loss)	0.189	(0.163)	(0.945)	0.033	0.093	0.390
Total income (loss) from operations	$ 0.323	$ 0.082	$ (0.783)	$ 0.197	$ 0.309	$ 0.645
Less Distributions
From net investment income	$ (0.133)	$ (0.242)	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)
Total distributions	$ (0.133)	$ (0.242)	$ (0.167)	$ (0.167)	$ (0.229)	$ (0.255)
Net asset value — End of period	$ 8.020	$ 7.830	$ 7.990	$ 8.940	$ 8.910	$ 8.830
Total Return(2)	4.17% (3)	1.03%	(8.84)%	2.23%	3.57%	7.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,089	$68,300	$79,721	$92,849	$83,651	$82,490
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72% (4)	0.70%	0.66%	0.65%	0.67%	0.70%
Interest and fee expense(5)	0.01% (4)	0.03%	—	—	—	0.07%
Total expenses	0.73% (4)	0.73%	0.66%	0.65%	0.67%	0.77%
Net investment income	3.43% (4)	3.09%	1.91%	1.83%	2.46%	2.99%
Portfolio Turnover	23% (3)	86%	42%	25%	36%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Oregon Fund — Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.580	$ 8.750	$ 9.790	$ 9.750	$ 9.660	$ 9.250
Income (Loss) From Operations
Net investment income(1)	$ 0.115	$ 0.202	$ 0.107	$ 0.107	$ 0.164	$ 0.210
Net realized and unrealized gain (loss)	0.199	(0.173)	(1.034)	0.042	0.104	0.409
Total income (loss) from operations	$ 0.314	$ 0.029	$(0.927)	$ 0.149	$ 0.268	$ 0.619
Less Distributions
From net investment income	$ (0.114)	$ (0.199)	$ (0.113)	$ (0.109)	$ (0.178)	$ (0.209)
Total distributions	$(0.114)	$(0.199)	$(0.113)	$(0.109)	$ (0.178)	$ (0.209)
Net asset value — End of period	$ 8.780	$ 8.580	$ 8.750	$ 9.790	$ 9.750	$ 9.660
Total Return(2)	3.69% (3)	0.33%	(9.52)%	1.54%	2.82%	6.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,417	$ 4,814	$ 7,009	$ 9,935	$11,102	$10,332
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47% (4)	1.45%	1.41%	1.40%	1.42%	1.45%
Interest and fee expense(5)	0.01% (4)	0.03%	—	—	—	0.07%
Total expenses	1.48% (4)	1.48%	1.41%	1.40%	1.42%	1.52%
Net investment income	2.69% (4)	2.33%	1.15%	1.09%	1.71%	2.26%
Portfolio Turnover	23% (3)	86%	42%	25%	36%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Oregon Fund — Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.830	$ 7.980	$ 8.940	$ 8.900	$ 8.820	$ 8.440
Income (Loss) From Operations
Net investment income(1)	$ 0.142	$ 0.261	$ 0.179	$ 0.180	$ 0.232	$ 0.267
Net realized and unrealized gain (loss)	0.179	(0.154)	(0.956)	0.045	0.093	0.385
Total income (loss) from operations	$ 0.321	$ 0.107	$ (0.777)	$ 0.225	$ 0.325	$ 0.652
Less Distributions
From net investment income	$ (0.141)	$ (0.257)	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)
Total distributions	$ (0.141)	$ (0.257)	$ (0.183)	$ (0.185)	$ (0.245)	$ (0.272)
Net asset value — End of period	$ 8.010	$ 7.830	$ 7.980	$ 8.940	$ 8.900	$ 8.820
Total Return(2)	4.15% (3)	1.36%	(8.77)%	2.55%	3.76%	7.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,347	$79,202	$74,789	$77,593	$57,461	$41,343
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52% (4)	0.50%	0.47%	0.45%	0.47%	0.49%
Interest and fee expense(5)	0.01% (4)	0.03%	—	—	—	0.07%
Total expenses	0.53% (4)	0.53%	0.47%	0.45%	0.47%	0.56%
Net investment income	3.63% (4)	3.29%	2.11%	2.02%	2.65%	3.13%
Portfolio Turnover	23% (3)	86%	42%	25%	36%	36%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	South Carolina Fund — Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.540	$ 8.620	$ 9.510	$ 9.440	$ 9.390	$ 9.080
Income (Loss) From Operations
Net investment income(1)	$ 0.143	$ 0.205	$ 0.165	$ 0.172	$ 0.216	$ 0.254
Net realized and unrealized gain (loss)	0.149	(0.082)	(0.891)	0.071	0.058	0.318
Total income (loss) from operations	$ 0.292	$ 0.123	$ (0.726)	$ 0.243	$ 0.274	$ 0.572
Less Distributions
From net investment income	$ (0.142)	$ (0.203)	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)
Total distributions	$ (0.142)	$ (0.203)	$ (0.164)	$ (0.173)	$ (0.224)	$ (0.262)
Net asset value — End of period	$ 8.690	$ 8.540	$ 8.620	$ 9.510	$ 9.440	$ 9.390
Total Return(2)	3.47% (3)	1.44%	(7.69)%	2.59%	2.97%	6.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,451	$70,953	$77,965	$90,752	$78,914	$72,517
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70% (4)	0.66%	0.65%	0.64%	0.65%	0.69%
Interest and fee expense(5)	0.04% (4)	0.07%	0.02%	0.01%	0.04%	0.06%
Total expenses	0.74% (4)	0.73%	0.67%	0.65%	0.69%	0.75%
Net investment income	3.37% (4)	2.38%	1.81%	1.81%	2.31%	2.78%
Portfolio Turnover	57% (3)	72%	12%	20%	28%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	South Carolina Fund — Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.060	$ 9.140	$10.090	$ 10.010	$ 9.960	$ 9.640
Income (Loss) From Operations
Net investment income(1)	$ 0.118	$ 0.148	$ 0.102	$ 0.110	$ 0.155	$ 0.198
Net realized and unrealized gain (loss)	0.159	(0.081)	(0.950)	0.078	0.058	0.327
Total income (loss) from operations	$ 0.277	$ 0.067	$ (0.848)	$ 0.188	$ 0.213	$ 0.525
Less Distributions
From net investment income	$ (0.117)	$ (0.147)	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)
Total distributions	$(0.117)	$(0.147)	$ (0.102)	$ (0.108)	$ (0.163)	$ (0.205)
Net asset value — End of period	$ 9.220	$ 9.060	$ 9.140	$10.090	$10.010	$ 9.960
Total Return(2)	3.09% (3)	0.74%	(8.44)%	1.89%	2.17%	5.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,759	$ 4,954	$ 7,333	$ 11,030	$ 14,085	$17,750
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45% (4)	1.41%	1.40%	1.39%	1.40%	1.44%
Interest and fee expense(5)	0.04% (4)	0.07%	0.02%	0.01%	0.04%	0.06%
Total expenses	1.49% (4)	1.48%	1.42%	1.40%	1.44%	1.50%
Net investment income	2.62% (4)	1.62%	1.05%	1.09%	1.57%	2.05%
Portfolio Turnover	57% (3)	72%	12%	20%	28%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	South Carolina Fund — Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.540	$ 8.620	$ 9.520	$ 9.450	$ 9.400	$ 9.090
Income (Loss) From Operations
Net investment income(1)	$ 0.151	$ 0.224	$ 0.182	$ 0.191	$ 0.234	$ 0.272
Net realized and unrealized gain (loss)	0.160	(0.084)	(0.899)	0.071	0.058	0.318
Total income (loss) from operations	$ 0.311	$ 0.140	$ (0.717)	$ 0.262	$ 0.292	$ 0.590
Less Distributions
From net investment income	$ (0.151)	$ (0.220)	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)
Total distributions	$ (0.151)	$ (0.220)	$ (0.183)	$ (0.192)	$ (0.242)	$ (0.280)
Net asset value — End of period	$ 8.700	$ 8.540	$ 8.620	$ 9.520	$ 9.450	$ 9.400
Total Return(2)	3.69% (3)	1.64%	(7.60)%	2.80%	3.17%	6.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,215	$96,738	$68,602	$70,780	$56,246	$41,726
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.50% (4)	0.46%	0.45%	0.44%	0.45%	0.49%
Interest and fee expense(5)	0.04% (4)	0.07%	0.02%	0.01%	0.04%	0.06%
Total expenses	0.54% (4)	0.53%	0.47%	0.45%	0.49%	0.55%
Net investment income	3.57% (4)	2.61%	2.01%	2.01%	2.50%	2.97%
Portfolio Turnover	57% (3)	72%	12%	20%	28%	19%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Virginia Fund — Class A
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.040	$ 7.190	$ 8.100	$ 8.060	$ 8.030	$ 7.710
Income (Loss) From Operations
Net investment income(1)	$ 0.120	$ 0.205	$ 0.168	$ 0.176	$ 0.201	$ 0.232
Net realized and unrealized gain (loss)	0.147	(0.161)	(0.914)	0.037	0.042	0.317
Total income (loss) from operations	$ 0.267	$ 0.044	$ (0.746)	$ 0.213	$ 0.243	$ 0.549
Less Distributions
From net investment income	$ (0.117)	$ (0.194)	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)
Total distributions	$ (0.117)	$ (0.194)	$ (0.164)	$ (0.173)	$ (0.213)	$ (0.229)
Net asset value — End of period	$ 7.190	$ 7.040	$ 7.190	$ 8.100	$ 8.060	$ 8.030
Total Return(2)	3.84% (3)	0.62%	(9.30)%	2.67%	3.09%	7.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,655	$33,859	$38,319	$46,788	$48,031	$49,860
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75% (4)	0.70%	0.69%	0.67%	0.68%	0.71%
Interest and fee expense(5)	—	0.05%	0.02%	0.01%	0.08%	0.11%
Total expenses	0.75% (4)	0.75%	0.71%	0.68%	0.76%	0.82%
Net investment income	3.43% (4)	2.87%	2.19%	2.18%	2.53%	2.98%
Portfolio Turnover	47% (3)	72%	19%	33%	17%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Virginia Fund — Class C
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.800	$ 7.970	$ 8.980	$ 8.920	$ 8.900	$ 8.540
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.166	$ 0.122	$ 0.128	$ 0.156	$ 0.193
Net realized and unrealized gain (loss)	0.166	(0.180)	(1.013)	0.056	0.034	0.356
Total income (loss) from operations	$ 0.270	$(0.014)	$(0.891)	$ 0.184	$ 0.190	$ 0.549
Less Distributions
From net investment income	$ (0.100)	$ (0.156)	$ (0.119)	$ (0.124)	$ (0.170)	$ (0.189)
Total distributions	$(0.100)	$(0.156)	$(0.119)	$(0.124)	$(0.170)	$(0.189)
Net asset value — End of period	$ 7.970	$ 7.800	$ 7.970	$ 8.980	$ 8.920	$ 8.900
Total Return(2)	3.50% (3)	(0.18)%	(9.99)%	2.08%	2.17%	6.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,520	$ 1,584	$ 2,895	$ 4,551	$ 4,289	$ 4,114
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50% (4)	1.46%	1.44%	1.42%	1.43%	1.46%
Interest and fee expense(5)	—	0.05%	0.02%	0.01%	0.08%	0.11%
Total expenses	1.50% (4)	1.51%	1.46%	1.43%	1.51%	1.57%
Net investment income	2.69% (4)	2.10%	1.44%	1.42%	1.77%	2.24%
Portfolio Turnover	47% (3)	72%	19%	33%	17%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Financial Highlights — continued

	Virginia Fund — Class I
	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.050	$ 7.210	$ 8.120	$ 8.070	$ 8.050	$ 7.730
Income (Loss) From Operations
Net investment income(1)	$ 0.127	$ 0.220	$ 0.184	$ 0.192	$ 0.217	$ 0.247
Net realized and unrealized gain (loss)	0.157	(0.171)	(0.914)	0.048	0.032	0.318
Total income (loss) from operations	$ 0.284	$ 0.049	$ (0.730)	$ 0.240	$ 0.249	$ 0.565
Less Distributions
From net investment income	$ (0.124)	$ (0.209)	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)
Total distributions	$ (0.124)	$ (0.209)	$ (0.180)	$ (0.190)	$ (0.229)	$ (0.245)
Net asset value — End of period	$ 7.210	$ 7.050	$ 7.210	$ 8.120	$ 8.070	$ 8.050
Total Return(2)	4.08% (3)	0.69%	(9.09)%	3.00%	3.17%	7.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,044	$22,612	$19,671	$23,589	$19,401	$16,767
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55% (4)	0.50%	0.49%	0.47%	0.48%	0.50%
Interest and fee expense(5)	—	0.05%	0.02%	0.01%	0.08%	0.11%
Total expenses	0.55% (4)	0.55%	0.51%	0.48%	0.56%	0.61%
Net investment income	3.63% (4)	3.08%	2.39%	2.36%	2.72%	3.16%
Portfolio Turnover	47% (3)	72%	19%	33%	17%	22%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds' investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of February 29, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds did not have any floating rate notes outstanding at February 29, 2024.
For the six months ended February 29, 2024, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Oregon Fund	South Carolina Fund
Average Floating Rate Notes Outstanding	$290,110	$1,550,000
Average Interest Rate	4.49%	4.30%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 29, 2024.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

transactions, as derivatives transactions subject to the Funds' value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements—The interim financial statements relating to February 29, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At August 31, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,440,769	$2,247,480	$1,291,998	$5,564,490
Long-term	$3,669,738	$3,463,746	$2,991,712	$7,201,574

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$ 8,485,263	$5,994,080	$3,458,417
Long-term	$11,916,688	$5,443,054	$4,449,918

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 29, 2024, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$113,127,151	$ 79,801,154	$94,512,700	$184,787,252
Gross unrealized appreciation	$ 2,313,589	$ 1,527,638	$ 2,646,457	$ 4,920,576
Gross unrealized depreciation	(1,311,150)	(2,323,278)	(789,770)	(1,357,175)
Net unrealized appreciation (depreciation)	$ 1,002,439	$ (795,640)	$ 1,856,687	$ 3,563,401

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$157,679,190	$167,013,612	$56,485,051
Gross unrealized appreciation	$ 5,646,811	$ 4,207,531	$ 1,681,733
Gross unrealized depreciation	(2,989,895)	(851,734)	(542,202)
Net unrealized appreciation	$ 2,656,916	$ 3,355,797	$ 1,139,531
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended February 29, 2024, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$191,020	$116,548	$146,906	$342,343
Effective Annual Rate	0.34%	0.31%	0.33%	0.37%

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$279,149	$314,023	$79,026
Effective Annual Rate	0.37%	0.37%	0.28%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended February 29, 2024 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$1,802	$3,058	$2,894	$7,426
EVD's Class A Sales Charges	$ 196	$3,772	$1,711	$2,560
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ 151	$1,176	$3,712	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$2,612	$2,000	$4,822
EVD's Class A Sales Charges	$7,207	$2,862	$ —(1)
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ 825	$ —	$ —
(1)	Amount is less than $100.
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2024 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$34,101	$27,988	$53,421	$51,270

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$68,239	$69,322	$33,567
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 29, 2024, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$12,600	$11,869	$17,148	$23,177

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$16,556	$17,902	$5,767
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2024 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$3,360	$3,165	$4,573	$6,180

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$4,415	$4,774	$1,538
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$ —	$767	$ —
Class C	$ 499	$ — (1)	$203	$ 536
(1)	Amount is less than $100.
	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$ —	$2,099	$ —
Class C	$ —	$ —	$ — (1)
(1)	Amount is less than $100.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended February 29, 2024 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases	$22,637,698	$15,150,528	$35,000,090	$66,732,931
Sales	$23,239,361	$14,102,355	$23,951,189	$68,584,802

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases	$38,550,787	$ 95,526,831	$27,442,793
Sales	$34,600,259	$103,052,468	$28,803,279

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Georgia Fund
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	76,877	$ 611,619	506,402	$ 4,061,838
Issued to shareholders electing to receive payments of distributions in Fund shares	60,554	481,040	110,339	879,710
Redemptions	(654,075)	(5,224,964)	(928,617)	(7,398,158)
Net decrease	(516,644)	$ (4,132,305)	(311,876)	$ (2,456,610)
Class C
Sales	53,485	$ 448,966	41,813	$ 352,960
Issued to shareholders electing to receive payments of distributions in Fund shares	4,046	34,394	7,022	59,891
Redemptions	(86,244)	(739,953)	(99,559)	(854,191)
Net decrease	(28,713)	$ (256,593)	(50,724)	$ (441,340)
Class I
Sales	1,804,197	$ 14,401,168	3,250,983	$ 25,928,281
Issued to shareholders electing to receive payments of distributions in Fund shares	108,571	865,891	171,381	1,370,333
Redemptions	(1,757,303)	(13,869,454)	(3,141,737)	(24,998,649)
Net increase	155,465	$ 1,397,605	280,627	$ 2,299,965
Maryland Fund
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	289,780	$ 2,397,670	245,137	$ 2,001,877
Issued to shareholders electing to receive payments of distributions in Fund shares	43,321	353,069	74,663	609,324
Redemptions	(450,949)	(3,723,190)	(1,187,598)	(9,700,446)
Net decrease	(117,848)	$ (972,451)	(867,798)	$ (7,089,245)

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Maryland Fund (continued)
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	17,584	$ 158,603	40,752	$ 364,170
Issued to shareholders electing to receive payments of distributions in Fund shares	3,907	34,664	6,231	55,469
Redemptions	(84,094)	(755,130)	(133,758)	(1,185,605)
Net decrease	(62,603)	$ (561,863)	(86,775)	$ (765,966)
Class I
Sales	1,532,405	$ 12,626,159	2,552,445	$ 20,840,579
Issued to shareholders electing to receive payments of distributions in Fund shares	75,346	615,536	120,205	983,606
Redemptions	(1,268,491)	(10,289,205)	(2,275,857)	(18,576,820)
Net increase	339,260	$ 2,952,490	396,793	$ 3,247,365
Missouri Fund
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	981,869	$ 8,306,585	2,054,111	$ 17,816,649
Issued to shareholders electing to receive payments of distributions in Fund shares	95,741	818,378	158,168	1,363,848
Redemptions	(634,204)	(5,366,223)	(1,208,394)	(10,370,113)
Net increase	443,406	$ 3,758,740	1,003,885	$ 8,810,384
Class C
Sales	30,493	$ 295,354	37,852	$ 359,604
Issued to shareholders electing to receive payments of distributions in Fund shares	5,350	50,437	9,407	89,444
Redemptions	(87,683)	(807,805)	(82,378)	(778,601)
Net decrease	(51,840)	$ (462,014)	(35,119)	$ (329,553)
Class I
Sales	922,536	$ 7,916,119	1,803,892	$ 15,508,473
Issued to shareholders electing to receive payments of distributions in Fund shares	47,280	405,055	74,213	640,375
Redemptions	(419,223)	(3,557,746)	(1,043,628)	(8,984,537)
Net increase	550,593	$ 4,763,428	834,477	$ 7,164,311

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	294,681	$ 2,461,899	1,120,952	$ 9,392,064
Issued to shareholders electing to receive payments of distributions in Fund shares	82,804	686,155	133,226	1,109,186
Redemptions	(770,505)	(6,374,309)	(1,579,911)	(13,213,278)
Net decrease	(393,020)	$ (3,226,255)	(325,733)	$ (2,712,028)
Class C
Sales	18,400	$ 165,427	99,699	$ 892,772
Issued to shareholders electing to receive payments of distributions in Fund shares	7,726	68,837	11,859	106,189
Redemptions	(88,457)	(793,372)	(254,805)	(2,281,284)
Net decrease	(62,331)	$ (559,108)	(143,247)	$ (1,282,323)
Class I
Sales	4,747,859	$ 39,478,226	9,115,758	$ 76,404,953
Issued to shareholders electing to receive payments of distributions in Fund shares	139,663	1,161,901	173,612	1,449,715
Redemptions	(3,881,282)	(32,096,596)	(7,099,016)	(59,228,727)
Net increase	1,006,240	$ 8,543,531	2,190,354	$ 18,625,941
Oregon Fund
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,426,096	$ 11,266,666	1,304,585	$ 10,351,362
Issued to shareholders electing to receive payments of distributions in Fund shares	142,617	1,119,598	265,740	2,107,029
Redemptions	(1,172,286)	(9,138,168)	(2,828,442)	(22,408,930)
Net increase (decrease)	396,427	$ 3,248,096	(1,258,117)	$ (9,950,539)
Class C
Sales	11,426	$ 99,909	12,491	$ 108,737
Issued to shareholders electing to receive payments of distributions in Fund shares	6,260	53,741	14,155	122,851
Redemptions	(75,826)	(638,840)	(266,439)	(2,305,223)
Net decrease	(58,140)	$ (485,190)	(239,793)	$ (2,073,635)

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Oregon Fund (continued)
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	2,601,654	$ 20,514,079	4,559,635	$ 36,203,534
Issued to shareholders electing to receive payments of distributions in Fund shares	171,515	1,344,596	292,086	2,313,660
Redemptions	(2,239,317)	(17,438,553)	(4,100,438)	(32,414,290)
Net increase	533,852	$ 4,420,122	751,283	$ 6,102,904
South Carolina Fund
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	418,525	$ 3,578,025	1,588,707	$ 13,704,987
Issued to shareholders electing to receive payments of distributions in Fund shares	119,992	1,021,937	187,279	1,606,368
Redemptions	(746,377)	(6,332,965)	(2,511,149)	(21,519,227)
Net decrease	(207,860)	$ (1,733,003)	(735,163)	$ (6,207,872)
Class C
Sales	74,517	$ 673,427	64,973	$ 598,130
Issued to shareholders electing to receive payments of distributions in Fund shares	5,633	50,860	9,513	86,509
Redemptions	(111,265)	(1,003,899)	(329,483)	(2,999,591)
Net decrease	(31,115)	$ (279,612)	(254,997)	$ (2,314,952)
Class I
Sales	1,975,653	$ 16,770,668	6,668,241	$ 57,312,792
Issued to shareholders electing to receive payments of distributions in Fund shares	130,967	1,117,092	178,683	1,534,527
Redemptions	(1,911,660)	(16,152,712)	(3,477,491)	(29,807,248)
Net increase	194,960	$ 1,735,048	3,369,433	$ 29,040,071

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

Virginia Fund
	Six Months Ended February 29, 2024 (Unaudited)			Year Ended August 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	226,575	$ 1,567,775	436,271	$ 3,130,931
Issued to shareholders electing to receive payments of distributions in Fund shares	67,970	477,222	117,192	832,610
Redemptions	(424,692)	(3,025,313)	(1,070,011)	(7,638,300)
Net decrease	(130,147)	$ (980,316)	(516,548)	$ (3,674,759)
Class C
Sales	2,703	$ 21,284	17,673	$ 140,242
Issued to shareholders electing to receive payments of distributions in Fund shares	2,262	17,579	4,463	35,063
Redemptions	(17,300)	(136,392)	(182,204)	(1,420,190)
Net decrease	(12,335)	$ (97,529)	(160,068)	$ (1,244,885)
Class I
Sales	1,063,977	$ 7,473,698	1,898,880	$ 13,507,574
Issued to shareholders electing to receive payments of distributions in Fund shares	44,008	309,276	70,944	505,665
Redemptions	(1,115,838)	(7,754,467)	(1,493,106)	(10,625,790)
Net increase (decrease)	(7,853)	$ 28,507	476,718	$ 3,387,449
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 29, 2024.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

At February 29, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 112,364,400	$ —	$ 112,364,400
Taxable Municipal Obligations	—	1,765,190	—	1,765,190
Total Investments	$ —	$114,129,590	$ —	$114,129,590
Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 74,072,618	$ —	$ 74,072,618
Taxable Municipal Obligations	—	4,489,380	—	4,489,380
Trust Units	—	443,516	—	443,516
Total Investments	$ —	$ 79,005,514	$ —	$ 79,005,514
Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,008,504	$ —	$ 1,008,504
Tax-Exempt Municipal Obligations	—	92,545,034	—	92,545,034
Taxable Municipal Obligations	—	2,497,327	—	2,497,327
Trust Units	—	318,522	—	318,522
Total Investments	$ —	$ 96,369,387	$ —	$ 96,369,387
North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 600,850	$ —	$ 600,850
Tax-Exempt Municipal Obligations	—	184,617,887	—	184,617,887
Taxable Municipal Obligations	—	2,777,107	—	2,777,107
Trust Units	—	354,809	—	354,809
Total Investments	$ —	$188,350,653	$ —	$188,350,653
Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 152,385,885	$ —	$ 152,385,885
Taxable Municipal Obligations	—	7,950,221	—	7,950,221
Total Investments	$ —	$160,336,106	$ —	$160,336,106

Eaton Vance
Municipal Income Funds
February 29, 2024
Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 167,252,750	$ —	$ 167,252,750
Taxable Municipal Obligations	—	2,657,020	—	2,657,020
Trust Units	—	459,639	—	459,639
Total Investments	$ —	$170,369,409	$ —	$170,369,409
Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 57,146,734	$ —	$ 57,146,734
Taxable Municipal Obligations	—	477,848	—	477,848
Total Investments	$ —	$ 57,624,582	$ —	$ 57,624,582

Eaton Vance
Municipal Income Funds
February 29, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.29.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	April 22, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	April 22, 2024